    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 4, 1995

                                                       REGISTRATION NO. 33-41744
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 4
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES 9D

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                               SMITH BARNEY INC.
                            PAINEWEBBER INCORPORATED
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
     PRINCETON, N.J.
       08543-9051                                     SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



PAINEWEBBER INCORPORATED   PRUDENTIAL SECURITIES  DEAN WITTER REYNOLDS INC.
   1285 AVENUE OF THE          INCORPORATED            TWO WORLD TRADE
        AMERICAS             ONE SEAPORT PLAZA       CENTER--59TH FLOOR
  NEW YORK, N.Y. 10019       199 WATER STREET       NEW YORK, N.Y. 10048
                           NEW YORK, N.Y. 10292


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.      LAURIE A. HESSLEIN        ROBERT E. HOLLEY
      P.O. BOX 9051          388 GREENWICH ST.        1200 HARBOR BLVD.
     PRINCETON, N.J.       NEW YORK, N.Y. 10013     WEEHAWKEN, N.J. 07087
       08543-9051

   LEE B. SPENCER, JR.      DOUGLAS LOWE, ESQ.           COPIES TO:
    ONE SEAPORT PLAZA    130 LIBERTY STREET--29TH  PIERRE DE SAINT PHALLE,
    199 WATER STREET               FLOOR                    ESQ.
  NEW YORK, N.Y. 10292     NEW YORK, N.Y. 10006     450 LEXINGTON AVENUE
                                                    NEW YORK, N.Y. 10017


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on February 17, 1995.

Check box if it is proposed that this filing will become effective on October 13, 1995 pursuant to paragraph (b) of Rule 485. / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                   DEFINED ASSET FUNDSSM
--------------------------------------------------------------------------------


MUNICIPAL INVESTMENT          This Defined Fund consists of fixed portfolios of
TRUST FUND                    long-term bonds issued by a single state and its
MULTISTATE SERIES 9D          local governments and authorities or by certain
(UNIT INVESTMENT              U.S. territories or possessions. Each Trust is
TRUSTS)                       formed to provide interest income which in the
------------------------------opinion of counsel is, with certain exceptions,
/ / DESIGNED FOR DOUBLE       exempt from Federal income taxes and from certain
      TAX-FREE INCOME         state and local taxes of the State for which the
/ / DEFINED PORTFOLIOS OF     Trust is named but may be subject to other state
      MUNICIPAL BONDS         and local taxes. There is no assurance that this
/ / MONTHLY INCOME            objective will be met because it is subject to the
CONNECTICUT TRUST             continuing ability of issuers of the bonds to meet
MARYLAND TRUST                their principal and interest requirements.
NEW JERSEY INSURED TRUST      Furthermore, the market value of the bonds, and
NORTH CAROLINA TRUST          therefore the value of the Units, will fluctuate
PENNSYLVANIA INSURED TRUST    with changes in interest rates and other factors.
                              Certain Trusts may be insured. This insurance guarantees the timely payment of principal and interest on but does not guarantee the market value of the bonds or the value of the Units.
                              Minimum Purchase: One Unit



                               -------------------------------------------------
                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
                               HAS THE COMMISSION OR ANY STATE SECURITIES
                               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                               OF THIS DOCUMENT. ANY REPRESENTATION TO THE
                               CONTRARY IS A CRIMINAL OFFENSE.
                               -------------------------------------------------
SPONSORS:                      PART A OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
Merrill Lynch,                 UNLESS ACCOMPANIED BY MUNICIPAL INVESTMENT TRUST
Pierce, Fenner & Smith         FUND PROSPECTUS PART B.
Incorporated                   INVESTORS SHOULD READ BOTH PARTS OF THIS
Smith Barney Inc.              PROSPECTUS CAREFULLY AND RETAIN THEM FOR FUTURE
PaineWebber Incorporated       REFERENCE.
Prudential Securities          INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
Incorporated                   1-800-221-7771.
Dean Witter Reynolds Inc.      PROSPECTUS PART A DATED OCTOBER 13, 1995.

--------------------------------------------------------------------------------

Def ined Asset FundsSM
Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $100 billion sponsored since over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. Each portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

  o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
----------------------------------------------------------------
Defined Multistate Series
----------------------------------------------------------------

Our defined portfolios of municipal bonds offer you a simple and convenient way to earn tax-free monthly income. And by purchasing Defined Asset Funds, you not only receive professional selection but also gain the advantage of reduced risk by investing in bonds of several different issuers.

INVESTMENT OBJECTIVE

To provide interest income exempt from regular federal income taxes through investment in a fixed portfolio consisting primarily of municipal bonds issued by or on behalf of a single state and its local governments and authorities. Units may also be exempt from certain state and local taxes for residents of the State.

DIVERSIFICATION

Each Portfolio contains a number of different bond issues. Spreading your investment among different issuers reduces your risk, but does not eliminate it, especially since each Portfolio contains bonds of only one State. Because of maturities, sales or other dispositions of bonds, the size, composition and return of the Portfolio will change over time.
----------------------------------------------------------------
Defining Your Portfolio
----------------------------------------------------------------

PROFESSIONAL SELECTION AND SUPERVISION

Each Portfolio contains a variety of bonds selected by experienced buyers and research analysts. The Fund is not actively managed; however, it is regularly reviewed and a bond can be sold if retaining it is considered detrimental to investors' interests.

MONTHLY FEDERALLY TAX-FREE INTEREST INCOME

Each Portfolio pays monthly income, even though the bonds generally pay interest semi-annually.

INSURANCE

The bonds included in certain Trusts are insured. This insurance guarantees the timely payment of principal and interest on the bonds, but does not guarantee the value of the bonds or the units. Insurance does not cover accelerated payments of principal or any increase in interest payments or premiums payable on mandatory redemptions, including if interest on a bond is determined to be taxable. (See Bonds Backed by Letters of Credit or Insurance in Part B).

BOND CALL FEATURES

It is possible that during periods of falling interest rates, a bond with a coupon higher than current market rates will be prepaid or 'called', at the option of the bond issuer, before its expected maturity. When bonds are initially callable, the price is usually at a premium to par which then declines to par over time. Bonds may also be subject to a mandatory sinking fund or have extraordinary redemption provisions. For example, if the bond's proceeds are not able to be used as intended the bond may be redeemed. This redemption and the sinking fund are often at par.

CALL PROTECTION

Although many bonds are subject to optional refunding or call provisions, we selected bonds with call protection. This call protection means that any bond in a Portfolio generally cannot be called for a number of years after the initial date of deposit (which was August 2, 1991) and thereafter at a declining premium over par.

TAX INFORMATION

Based on the opinion of bond counsel, income from the bonds held by this Fund is generally 100% exempt under existing laws from regular federal income tax and certain state and local personal income taxes for residents of a particular State. Any gain on a disposition of the underlying bonds or units will be subject to tax.
----------------------------------------------------------------
Defining Your Investment
----------------------------------------------------------------

PUBLIC OFFERING PRICE

The Public Offering Price as of the evaluation date, is based on the aggregate bid side value of the underlying bonds in the Portfolio, divided by the number of units outstanding, plus a sales charge. The Public Offering Price on any subsequent date will vary. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying bonds are evaluated by an independent evaluator at 3:30 p.m. Eastern time on every business day.

REINVESTMENT OPTION

You can elect to automatically reinvest your distributions into a separate portfolio of federally tax-exempt bonds. Most or all of the bonds in that portfolio, however, will not be insured or exempt from state and local taxes. Reinvesting helps to compound your income free of federal income taxes.

PRINCIPAL DISTRIBUTIONS

Principal from sales, redemptions and maturities of bonds in the Portfolios will be distributed to investors periodically when the amount to be distributed is more than $5.00 per unit.

SELLING YOUR INVESTMENT

You may sell your units at any time. Your price is based on the then current net asset value of the Portfolio (based on the lower bid side evaluation of the bonds, as determined by an independent evaluator), plus principal cash, if any, as well as accrued interest. There is no fee for selling your units.
----------------------------------------------------------------
Defining Your Risks
----------------------------------------------------------------

RISK FACTORS

Unit price fluctuates and could be adversely affected by increasing interest rates as well as the financial condition of the issuers of the bonds and any insurance companies backing certain of the bonds. Because of the possible maturity, sale or other disposition of securities, the size, composition and return of the portfolio may change at any time. Because of the sales charges, returns of principal and fluctuations in unit price, among other reasons, the sale price will generally be less than the cost of your units. Unit prices could also be adversely affected if a limited trading market exists in any security to be sold. There is no guarantee that the Fund will achieve its investment objective.

In addition, each Portfolio has fewer bond issues than a national fund, and is concentrated in bonds of issuers located in only one State. There may be additional risk from decreased diversification as well as from factors particular to that State.

--------------------------------------------------------------------------------
                           Defined Connecticut Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 6 Connecticut bond issues and 1 Puerto Rico issue.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Hospitals/Health Care Facilities                   27%
/ / Miscellaneous                                      11%
/ / Municipal Water/Sewer Utilities                    18%
/ / Refunded Bonds                                     32%
/ / State/Local Municipal Electric
  Utilities                                            12%


INSURANCE

The percentage of the aggregate face amount insured by each insurance company is:


AMBAC Indemnity Corporation                             11%
MBIA Insurance Corporation                              27%


RISK FACTORS

The Portfolio is concentrated in Hospital/Health Care Facility bonds and is therefore dependent to a significant degree on revenues from those particular activities and is also concentrated in Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Connecticut issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Connecticut, which are briefly described on page A-5.

PREMIUM AND DISCOUNT ISSUES
On the evaluation date, 88% of the bonds were valued at a premium over par and 12% at a discount from par (see Risk Factors in Part B).
TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 102% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.35
Annual Income per unit:                                  $   64.28


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE

As of July 31, 1995, the evaluation date, the Public Offering Price per unit was $1,098.62, based on the aggregate bid side value of the bonds ($3,294,522), divided by the number of units outstanding (3,136), plus a sales charge of 4.37%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The bid side redemption and secondary market repurchase price as of the evaluation date was $1,050.55 ($48.07 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                       Per Unit
                                                   --------------
Trustee's Fee                                        $     0.70
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $     0.45
Evaluator's Fee                                      $     0.21
Other Operating Expenses                             $     0.68
                                                   --------------
TOTAL                                                $     2.04

--------------------------------------------------------------------------------
                          Connecticut Taxes and Risks
--------------------------------------------------------------------------------

CONNECTICUT RISK FACTORS

     The State of Connecticut and various of its municipalities are challenged by financial difficulties. Fiscal stress is reflected in the State's economic and revenue forecasts, a rising debt burden that reflects a significant increase in bond activity since 1987, a cumulative general fund deficit for the year ending June 30, 1991, of over $965 million, and uncertainty concerning the solutions for these imbalances. Accumulated surpluses in a budget stabilization fund created in 1983 to protect against future deficit problems were exhausted in 1990. The lack of a contingency fund balance, combined with reduced revenue-raising flexibility in the near term, places additional constraints on managing these financial problems and any others that may arise.

     Manufacturing was historically the most important economic activity within Connecticut but, in terms of number of persons employed, has steadily declined in the last ten years. Defense-related business has typically represented a relatively high proportion of the manufacturing sector, but reductions in defense spending now underway threaten to have a substantial and permanent adverse impact on Connecticut's economy. While unemployment in Connecticut as a whole has generally remained below the national level, certain geographic areas in the State have been affected by high unemployment and poverty.

     The tax revenues of Connecticut municipalities are derived only from ad valorem taxes on real and tangible personal property. Problems inherent with these impose practical limitations on the ability of Connecticut municipalities to raise additional tax revenues. Certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits. The most vulnerable of these has been the City of Bridgeport, which filed a bankruptcy petition in 1991. Although the State opposed the petition, the United States Bankruptcy Court for the District of Connecticut held that Bridgeport does have the authority to file such a petition. The U.S. Census Bureau reports that, at the time of the 1990 census, Connecticut's capital city of Hartford was the eighth poorest city in the nation based on the percentage of its residents living in poverty; the same report indicates that four of Connecticut's largest cities ranked among the 130 poorest cities in the nation by the same measure.

     The State and various municipalities are dependent in part on federal aid, and the municipalites are also dependent in part on State aid. The impact of political decisions or of necessity on the continuing availability of such aid could have an adverse effect on the State and its municipalities in the future.

     General obligation bonds of Connecticut are rated AA-by Standard & Poor's, Aa by Moody's, and AA by Fitch.

CONNECTICUT TAXES

     In the opinion of Day, Berry & Howard, special counsel on Connecticut tax matters, which is based explicitly on the opinion of Davis Polk & Wardwell regarding Federal income tax matters, under existing Connecticut law:

     1. The Connecticut Trust is not liable for any tax on or measured by net income imposed by the State of Connecticut.

     2. Interest income of the Connecticut Trust from Debt Obligations issued by or on behalf of the State of Connecticut, any political subdivision thereof, or public instrumentality, state or local authority, district, or similar public entity created under the laws of the State of Connecticut ('Connecticut Debt Obligations'), or from Debt Obligations issued by United States territories or possessions the interest on which Federal law would prohibit Connecticut from taxing if received directly by a Holder, is not taxable under the Connecticut tax on the Connecticut taxable income of individuals, trusts, and estates (the 'Connecticut Income Tax'), when any such interest is received by the Connecticut Trust or distributed by it to such a Holder.

     3. Gains and losses recognized by a Holder for Federal income tax purposes upon the maturity, redemption, sale, or other disposition by the Connecticut Trust of a Debt Obligation held by the Connecticut Trust or upon the redemption, sale, or other disposition of a Unit of the Connecticut Trust held by a Holder are taken into account as gains or losses, respectively, for purposes of the Connecticut Income Tax, except that, in the case of a Holder holding a Unit of the Connecticut Trust as a capital asset, such gains and losses recognized upon the maturity, redemption, sale, or exchange of a Connecticut Debt Obligation held by the Connecticut Trust are excluded from gains and losses taken into account for purposes of such tax and no opinion is expressed as to the treatment for purposes of such tax of gains and losses recognized, to the extent attributable to Connecticut Debt Obligations, upon the redemption, sale, or other disposition by a Holder of a Unit of the Connecticut Trust held by him.

     4. The portion of any interest income or capital gain of the Connecticut Trust that is allocable to a Holder that is subject to the Connecticut corporation business tax is includable in the gross income of such Holder for purposes of such tax.

     5. An interest in a Unit of the Connecticut Trust that is owned by or attributable to a Connecticut resident at the time of his death is includable in his gross estate for purposes of the Connecticut succession tax and the Connecticut estate tax.

     The Connecticut Income Tax was enacted in August, 1991. Generally a Holder recognizes gain or loss for purposes of this tax to the same extent as he recognizes gain or loss for Federal income tax purposes. Ordinarily this would mean that gain or loss would be recognized by a Holder upon the maturity, redemption, sale, or other disposition by the Connecticut Trust of a Debt Obligation held by it, or upon the redemption sale, or other disposition of a Unit of the Connecticut Trust held by the Holder.

     However, on June 19, 1992, Connecticut legislation was adopted that provides that gains and losses from the sale or exchange of Connecticut Debt Obligations held as capital assets will not be taken into account for purposes of the Connecticut Income Tax for taxable years starting on or after January 1, 1992. Regulations effective for taxable years starting on or after January 1, 1994, clarify that this provision also applies to gain or loss recognized by a Holder upon the maturity or redemption of a Connecticut Debt Obligation held by the Connecticut Trust. However, it is not clear whether this provision would apply, to the extent attributable to Connecticut Debt Obligations held by the Connecticut Trust, to gain or loss recognized by a Holder upon the redemption, sale, or other disposition of a Unit of the Connecticut Trust held by the Holder.

     By legislation adopted May 19, 1993, as amended by legislation adopted June 25, 1993 and June 9, 1994, Connecticut enacted the net Connecticut minimum tax, retroactive to taxable years beginning on or after January 1, 1993, which is applicable to individuals, trusts, and estates that are subject to the Connecticut Income Tax and required to pay the Federal alternative minimum tax. Income of the Connecticut Trust that is subject to the Federal alternative minimum tax in the case of such a Holder, other than interest from Connecticut Debt Obligations or from Debt Obligations of United States territories or possessions that Federal law would prohibit Connecticut from taxing if received directly by the Holder, could cause the Holder to be liable for the net Connecticut minimum tax.

     Holders are urged to consult their own tax advisors concerning these matters.

--------------------------------------------------------------------------------
                             Defined Maryland Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 Maryland bond issues and 2 Puerto Rico issues.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Hospitals/Health Care Facilities                   17%
/ / Housing                                            19%
/ / Industrial Development Revenue                     15%
/ / Refunded Bonds                                     36%
/ / State/Local Municipal Electric
  Utilities                                            14%


INSURANCE

The percentage of the aggregate face amount insured by each insurance company is:


Financial Guaranty Insurance Company                    24%
Financial Security Assurance Company                    15%
MBIA Insurance Corporation                              29%


RISK FACTORS

The Portfolio is concentrated in Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Maryland issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Maryland, which are briefly described on page A-8.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 96% of the bonds were valued at a premium over par and 4% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE
The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 97% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.43
Annual Income per unit:                                  $   65.22


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE

As of July 31, 1995, the evaluation date, the Public Offering Price per unit was $1,118.14, based on the aggregate bid side value of the bonds ($3,158,676), divided by the number of units outstanding (2,962), plus a sales charge of 4.62%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The bid side redemption and secondary market repurchase price as of the evaluation date was $1,066.40 ($51.74 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.70
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $    0.45
Evaluator's Fee                                      $    0.22
Other Operating Expenses                             $    0.82
                                                  ---------------
TOTAL                                                $    2.19

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                            Maryland Taxes and Risks
--------------------------------------------------------------------------------

MARYLAND RISK FACTORS

     The financial condition of the State of Maryland is impacted by various economic, social and environmental conditions that affect the U.S. generally and the Mid-Atlantic region in particular. Among others, changes in levels of Federal funding and financial support of certain industries, as well as changes in burdens created by Federal regulations, will affect the revenues generated by Maryland businesses, and hence the levels of State tax revenues. Additionally, limitations placed by the State's Constitution on the State and its local governments covering income taxes, ad valorem taxes, bond indebtedness and other matters, as well as various statutory limitations, may constrain the revenue-generating capacity of the State and its local governments and, therefore, the ability of the issuers of the Bonds to satisfy their obligations.

     The economic vitality of the State and its various regions and, therefore, the ability of the State and its local governments to satisfy the Bonds, are affected by numerous factors. The Maryland economy has undergone and continues to undergo a shift away from its historically significant manufacturing and industrial base to a service-based economy, resulting in the loss of many defense-and construction-related jobs. Also, cutbacks in Federal spending (such as are projected for the near future) generally affect Maryland more than other states, since many thousands of residents of the State work for the Federal government and its agencies in and around Washington, D.C. Baltimore City and certain other urban areas continue to experience decreases in population and an erosion of the tax base necessary to provide essential services at current tax rates.

     General obligation bonds of the State are currently rated Aaa by Moody's Investors Serivice and AAA by Standard & Poor's.

MARYLAND TAXES

     In the opinion of Weinberg & Green LLC, Baltimore, Maryland, special counsel on Maryland tax matters, under existing Maryland law:

       1. The Maryland Trust will not be recognized as an association taxable as a corporation, and the income of the Maryland Trust will be treated as the income of the Holder. The Maryland Trust is not a 'financial institution' subject to the Maryland Franchise Tax measured by net earnings. The Maryland Trust is not subject to Maryland property taxes imposed on the intangible personal property of certain corporations.

       2. A Holder will not be required to include the Holder's share of the earnings of, or distributions from, the Maryland Trust in the Holder's Maryland taxable income to the extent that such earnings or distributions represent interest excludable from gross income for federal income tax purposes received by the Maryland Trust on obligations of the State of Maryland, or the Government of Puerto Rico, or the Government of Guam and their respective political subdivisions and authorities subject to a three-year phase-in period, interest on Debt Obligations is not subject to the Maryland Franchise Tax imposed on 'financial institutions'.

       3. In the case of taxpayers who are individuals, Maryland presently imposes an income tax on items of tax preference with reference to such items as defined in the Internal Revenue Code, as amended, for purposes of calculating the federal alternative minimum tax. Interest paid on certain private activity bonds is a preference item for purposes of calculating the federal alternative minimum tax. Accordingly, if the Maryland Trust holds such bonds, 50% of the interest on such bonds in excess of a threshold amount is taxable by Maryland.

       4. A Holder may recognize taxable gain or loss, which will be capital gain or loss except in the case of a dealer or a financial institution, when the Holder disposes of all or part of the Holder's pro rata portion of the Debt Obligations in the Maryland Trust. A Holder will be considered to have disposed of all or part of the Holder's pro rata portion of each Debt Obligation when the Holder sells or redeems all or some of the Holder's Units. A Holder will also be considered to have disposed of all or part of the Holder's pro rata portion of a Debt Obligation when all or part of the Debt Obligation is disposed of by the Maryland Trust or is redeemed or paid at matuity. Capital gains included in the gross income of Holders for federal income tax purposes may be subtracted from income for Maryland income tax purposes only to the extent that the gain is derived from the disposition of Debt Obligations issued by the State of Maryland and its political subdivisions subject to a three-year phase-in period, profits realized on the sale or exchange of Debt Obligations are not subject to the Maryland Franchise Tax imposed on 'financial institutions'.

       5. Units of the Maryland Trust will be subject to Maryland inheritance and estate tax only if held by Maryland residents.

       6. Neither the Debt Obligations nor the Units will be subject to Maryland personal property tax.

       7. The sales of Units in Maryland or the holding of Units in Maryland will not be subject to Maryland Sales or Use Tax.

--------------------------------------------------------------------------------
                        Defined New Jersey Insured Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 11 New Jersey bond issues.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                            11%
/ / Hospitals/Health Care Facilities                   29%
/ / Municipal Water/Sewer Utilities                    22%
/ / Refunded Bonds                                     22%
/ / Universities/Colleges                              16%


INSURANCE

The percentage of the aggregate face amount insured by each insurance company is:


AMBAC Indemnity Corporation                             22%
Financial Guaranty Insurance Company                    34%
MBIA Insurance Corporation                              44%


RISK FACTORS

The Portfolio is concentrated in Hospital/Health Care Facility bonds and is therefore dependent to a significant degree on revenues from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of New Jersey issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to New Jersey, which are briefly described on page A-10.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 82% of the bonds were valued at a premium over par and 18% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 94% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.29
Annual Income per unit:                                  $   63.51


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE

As of July 31, 1995, the evaluation date, the Public Offering Price per unit was $1,107.97, based on the aggregate bid side value of the bonds ($6,597,920), divided by the number of units outstanding (6,267), plus a sales charge of 4.97%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The bid side redemption and secondary market repurchase price as of the evaluation date was $1,052.80 ($55.17 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.70
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $    0.45
Evaluator's Fee                                      $    0.10
Other Operating Expenses                             $    0.38
                                                  ---------------
TOTAL                                                $    1.63

--------------------------------------------------------------------------------
                           New Jersey Taxes and Risks
--------------------------------------------------------------------------------

NEW JERSEY RISK FACTORS

     New Jersey and certain of its public authorities have in recent years experienced financial difficulties and pressures to a significant degree. Employment in manufacturing, wholesale and retail trade and construction have been in decline although gains have been recorded in the services, government, financial/insurance/real estate and tranportation/communication/public utilities sectors. The economic recovery in New Jersey is likely to be slow and uneven because some sectors, like commercial and industrial construction, suffer from excess capacity, and even in rebounding sectors, employers are expected to be cautious about hiring.

     State appropriations of funds are distributed among a diverse group of public recipients. In fiscal 1996, the largest state aid appropriation was provided for local elementary and secondary education programs, followed by appropriations for operation of the state government (including the State Legislature, Judiciary and Executive Office) and other programs including, among others, correctional facilities and the State Police, higher education and environmental protection. The effect on these appropriations and other State funding requirements cannot yet be evaluated. By a bill signed into law on July 4, 1995, New Jersey personal income tax rates have been reduced so that coupled with the prior rate reductions, beginning with tax year 1996, personal income tax rates will be, depending on taxpayers' level of income and filing status, 30%, 15%, or 9% lower than 1993 rates.

     The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State. Tax revenues and certain other fees are pledged to meet the principal and interest payments required to pay the debt fully. With certain exceptions, no general obligation debt can be issued by the State without prior voter approval.

     General obligation bonds of New Jersey are currently rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW JERSEY TAXES

     In the opinion of Shanley & Fisher, P.C., Morristown, New Jersey, special counsel on New Jersey tax matters, under existing New Jersey law:

     1. The proposed activities of the Fund will not cause it to be subject to the New Jersey Corporation Business Tax Act.

     2. The income of the Fund will be treated as the income of individuals, estates and trusts who are the investors in the Fund for purposes of the New Jersey Gross Income Tax Act, and interest which is exempt from tax under the New Jersey Gross Income Tax Act when received by the Fund will retain its status as tax exempt in the hands of such investors. Gains arising from the sale or redemption by an investor of his Units or from the sale or redemption by the Fund of any Bond are exempt from taxation under the New Jersey Gross Income Tax Act, as enacted and construed on the date hereof, to the extent such gains are attributable to Bonds the interest on which is exempt from tax under the New Jersey Gross Income Tax Act.

     3. Units of the Fund may be subject, in the estates of New Jersey residents, to taxation under the Transfer Inheritance Tax Law of the State of New Jersey.

--------------------------------------------------------------------------------
                          Defined North Carolina Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 North Carolina bond issues and 2 Puerto Rico issues.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Hospitals/Health Care Facilities                   21%
/ / Lease Rental Appropriation                         18%
/ / Refunded Bonds                                     36%
/ / State/Local Municipal Electric
  Utilities                                            25%


INSURANCE

The percentage of the aggregate face amount insured by each insurance company is:


AMBAC Indemnity Corporation                             20%
Financial Guaranty Insurance Company                    18%


RISK FACTORS

The Portfolio is concentrated in State/Local Municipal Electric Utility bonds and is therefore dependent to a significant degree on revenues from those particular activities and is also concentrated in Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of North Carolina issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to North Carolina, which are briefly described on page A-12.

PREMIUM AND DISCOUNT ISSUES
On the evaluation date, 82% of the bonds were valued at a premium over par and 18% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE
The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 91% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.42
Annual Income per unit:                                  $   65.04


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE

As of July 31, 1995, the evaluation date, the Public Offering Price per unit was $1,110.59, based on the aggregate bid side value of the bonds ($2,968,789), divided by the number of units outstanding (2,796), plus a sales charge of 4.39%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The bid side redemption and secondary market repurchase price as of the evaluation date was $1,061.80 ($48.79 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $    0.45
Evaluator's Fee                                      $    0.24
Other Operating Expenses                             $    0.95
                                                  ---------------
TOTAL                                                $    2.33

--------------------------------------------------------------------------------
                         North Carolina Taxes and Risks
--------------------------------------------------------------------------------

NORTH CAROLINA RISK FACTORS

     The population, labor force, per capita income and North Carolina economy has experienced general growth over the past 25 years. During the period from 1970 to 1980 the State increased from the twelfth to the tenth most populous state in the nation. The population grew by approximately 13% from 1980 to 1990 (to 6,657,106 persons), with the State maintaining its ranking as tenth most populous state. According to State figures, the population as of June 1994 was 7,064,470, an increase of 6.2% from the 1990 census figure. Notwithstanding its rank in population size, North Carolina is primarily a rural state, having only five municipalities with populations in excess of 100,000. During the period 1980 to 1994, the State labor force grew about 26% (from 2,855,200 to 3,609,000). Unemployment in the past several years has been below the national average. Per capita income during the period 1985 to 1993 grew from $11,870 to $18,702, an increase of 58%.

     The current economic profile of the State consists of a combination of industry, agriculture and tourism. As of November 1994 the State ranked ninth nationally in non-agricultural employment and eighth in manufacturing employment. As of 1993 the State ranked tenth in the nation in gross agricultural income, of which nearly the entire amount was from commodities. In 1993 more than $8.3 billion was spent on tourism in the State, an amount that exceeded gross agricultural income.

     The labor force has undergone significant change during recent years as the State has moved from an agricultural to a service and goods producing economy. Those persons displaced by farm mechanization and farm consolidations have, in large measure, sought and found employment in other pursuits. Due to the wide dispersion of non-agricultural employment, the people have been able to maintain, to a large extent, their rural habitation practices.

     The diversity of agriculture in North Carolina and a continuing push in marketing efforts have protected farm income from some of the wide variations that have been experienced in other states where most of the agricultural economy is dependent on a small number of agricultural commodities. Based on preliminary 1994 figures, poultry industry production and pork production surpassed tobacco production among sources of agricultural income, providing 30%, 15.5% and 14.8% respectively, of the total 1994 agricultural income. North Carolina is the third most diversified agricultural state in the nation. Although the number of farms has been decreasing (about 19% in seven years), a strong agribusiness sector supports farmers with farm inputs (fertilizer, insecticide, pesticide and farm machinery) and processing of commodities produced by farmers (vegetable canning and cigarette manufacturing).

     The State constitution requires a balanced state budget. The general economic recession of the late 1980's and early 1990's, and particularly the reduced level of state tax revenue that resulted, caused the State to expend nearly all of its retained surplus and to impose new taxes and expenditure reductions in order to avoid a budget deficit. The State's actions helped maintain a favorable rating for the State's debt obligations, although rating agencies expressed concern about the effect, in the long term, of reductions in infrastructure, evaluation and social development project spending that were effected by the budget measures. North Carolina, like the nation generally, has experienced economic recovery since 1991. Apparently due to both increased tax and fee revenue and previously enacted spending reductions, the State had a budget surplus of approximately $887 million at the end of fiscal 1993-94. After review of the 1994-95 budget, the General Assembly approved allocations of most of this surplus, allowing the reauthorization of some programs that had been affected by the prior reductions, or different initiatives for economic development, education, human services and environmental protection.

     The General Assembly currently is considering a number of tax reduction measures, and several state programs are being reviewed with respect to continuation or funding level. In its 1995 Session, the General Assembly enacted a repeal of the tax on intangible personal property. The $95 million in revenue appropriated to the counties and municipalities under this tax will now be distributed from individual income tax collections. The repeal of this and other significant taxes, or the reduction of tax rates, if not offset by increased tax revenue from greater economic performance or by spending restrictions, could again put the State's fiscal condition in distress and require corrective action. Similarly, any reductions in spending on infrastructure, education or social development might have adverse effects on the economy of the State in the long term. Therefore, the consequences of this tax or and any other legislative response to perceived public demand for reduced taxation and government spending are uncertain. If the legislature's assumptions underlying its responses prove to be incorrect, the economy of the State and the fiscal condition of State and local governments could be affected adversely.

     It is expected that few, if any, Bonds in the Trust will be general obligation bonds backed by the taxing power of the government. Most bonds are expected to be revenue bonds payable exclusively from certain revenue-producing governmental activities or from revenues generated by private entities. These Bonds may be subject to particular risks that are not reflected in general economic conditions.

     General obligation bonds of the State of North Carolina currently are rated Aaa by Moody's and AAA by Standard & Poor's.

NORTH CAROLINA TAXES

     In the opinion of Hunton & Williams, Raleigh, North Carolina, special counsel on North Carolina tax matters, under existing North Carolina law:

     Upon the establishing of the North Carolina Trust and the Units thereunder:

        1. The North Carolina Trust is not an 'association' taxable as a corporation under North Carolina law with the result that income of the North Carolina Trust will be deemed to be income of the Holders.

        2. Interest on the Bonds that is exempt from North Carolina income tax when received by the North Carolina Trust will retain its tax-exempt status when received by the Holders.

        3. Holders will realize a taxable event when the North Carolina Trust disposes of a Bond or when a Holder redeems or sells his Units, and taxable gains for federal income tax purposes may result in gain taxable as ordinary income for North Carolina income tax purposes. However, when a Bond has been issued under an act of the North Carolina General Assembly that provides that all income from such Bond, including any profit received by the North Carolina Trust will retain its tax-exempt status in the hands of the Holders.

        4. Holders must amortize their proportionate shares of any premium on a Bond. Amortization for each taxable year is achieved by lowering the Holder's basis (as adjusted) in his Units, with no deduction against gross income for the year.

     The opinion of Hunton & Williams is based, in part, on the opinion of Davis Polk & Wardwell regarding federal tax status and upon current interpretations and rulings of the North Carolina Department of Revenue, which are subject to change.

--------------------------------------------------------------------------------
                       Defined Pennsylvania Insured Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 Pennsylvania bond issues.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Hospitals/Health Care Facilities                   34%
/ / Industrial Development Revenue                     18%
/ / Lease Rental Appropriation                         14%
/ / Refunded Bonds                                     34%


INSURANCE

The percentage of the aggregate face amount insured by each insurance company is:


AMBAC Indemnity Corporation                             33%
Capital Guaranty Insurance Company                      11%
Financial Guaranty Insurance Company                    42%
MBIA Insurance Corporation                              14%


RISK FACTORS

The Portfolio is concentrated in Hospitals/Health Care Facility and is therefore dependent to a significant degree on revenues from those particular activities and is also concentrated in Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Pennsylvania issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Pennsylvania, which are briefly described on page A-15.

PREMIUM AND DISCOUNT ISSUES
On the evaluation date, 100% of the bonds were valued at a premium over par (see Risk Factors in Part B).
TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 89% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.52
Annual Income per unit:                                  $   66.30


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE

As of July 31, 1995, the evaluation date, the Public Offering Price per unit was $1,138.76, based on the aggregate bid side value of the bonds ($4,496,894), divided by the number of units outstanding (4,142), plus a sales charge of 4.66%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The bid side redemption and secondary market repurchase price as of the evaluation date was $1,085.68 ($53.08 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $    0.45
Evaluator's Fee                                      $    0.16
Other Operating Expenses                             $    0.54
                                                  ---------------
TOTAL                                                $    1.84

--------------------------------------------------------------------------------
                          Pennsylvania Taxes and Risks
--------------------------------------------------------------------------------

PENNSYLVANIA RISK FACTORS

     The Commonwealth of Pennsylvania and certain of its municipal subdivisions, including the City of Philadelphia, have undergone the financial difficulties and pressures that accompany a decline in economic conditions. As the heavy industries historically associated with Pennsylvania -- e.g., coal, steel and railroad -- have declined with increasing competition from foreign producers, the services sector, including trade, medical and health services, education and financial institutions, has provided major new sources of growth. Agriculture and related industries continue to be an important part of Pennsylvania's economy.

     Both the Commonwealth of Pennsylvania and the City of Philadelphia have historically experienced significant revenue shortfalls. On the other hand, rising demands on state programs, particularly for medical assistance and cash assistance programs, and the increased cost of special education programs and correction facilities and programs, have contributed to increased expenditures. In response, the Commonwealth and the City of Philadelphia have, in recent years, sought to balance budgets with a combination of tax increases and expenditure restraints.

     To deal with its budget deficits, Philadelphia has considered significant service cuts and a plan to privatize certain city-provided services. In addition, in 1991 the Commonwealth created the Pennsylvania Inter-Governmental Cooperation Authority (PICA), with authority to issue notes and bonds on behalf of Philadelphia to cover budget shortfalls, to eliminate projected deficits and fund Philadelphia capital spending. The enabling legislation contemplates such notes and bonds to be repaid, in part, by revenues generated from Philadelphia's new one percent sales tax. PICA is also authorized to review Philadelphia's required five-year financial plans, which include balanced annual budgets. If Philadelphia does not comply with the legislation's requirements, PICA may withhold bond revenues and certain Commonwealth funding. PICA's authority to issue bonds to finance a capital project or deficit expired on December 31, 1994. However, PICA retains its authority to issue debt to finance cash flow deficit until December 31, 1996.

     Although there can be no assurance that such conditions will continue, the Commonwealth's general obligation bonds are currently rated AA-by Standard & Poor's and A1 by Moody's, while Philadelphia's general obligation bonds are rated BB and Baa by Standard & Poor's and Moody's, respectively.

PENNSYLVANIA TAXES

     The following summarizes the opinion of Drinker Biddle & Reath, Philadelphia, Pennsylvania, special counsel on Pennsylvania tax matters, under existing law:

     The Pennsylvania Trust will be recognized as a trust and will not be taxable as a corporation for purposes of Pennsylvania state and local taxes.

     Units evidencing fractional undivided interests in the Pennsylvania Trust ('Units') are not subject to the Pennsylvania personal property tax to the extent that the Pennsylvania Trust is comprised of bonds issued by the Commonwealth of Pennsylvania, any public authority, commission, board or other agency created by the Commonwealth of Pennsylvania or any public authority created by any such political subdivision ('Pennsylvania Bonds'), The portion, if any, of Units representing bonds or other obligations issued by the Government of Guam or by its authorities, and bonds issued by the Government of Puerto Rico or by its authorities (collectively, 'Possession Bonds') is not expressly exempt from personal property taxation under Pennsylvania law. However, such bonds are expressly relieved from direct state taxation by United States statutes. Therefore, Units are not subject to Personal Property Tax to the extent that the Pennsylvania Trust is comprised of Possession Bonds.

     Units may be subject to tax in the estate of a resident decedent under the Pennsylvania inheritance and estate taxes.

     Income received by a Holder of Units ('Holders') attributable to interest realized by the Pennsylvania Trust from Pennsylvania Bonds and Possession Bonds is not taxable to individuals, estates or trusts under the Personal Income Tax imposed by Article III of the Tax Reform Code of 1971; to corporations under the Corporate Net Income Tax imposed by Article IV of the Tax Reform Code of 1971; nor to individuals under the Philadelphia School District Net Income Tax ('School District Tax') imposed on Philadelphia resident individuals under the authority of the Act of August 9, 1963, P.L. 640. Income received by a Holder attributable to insurance proceeds paid in lieu of interest on defaulted tax-exempt bonds also will be exempt or excluded from those income taxes.

     Income received by a Holder attributable to gain on the sale or other disposition by the Pennsylvania Trust of Pennsylvania Bonds or Possession Bonds is taxable under the Personal Income Tax, the Corporate Net Income Tax, and, unless these assets were held by the Pennsylvania Trust for more than six months, the School District Tax.

     Gain on the disposition of a Unit is subject to the Personal Income Tax and Corporate Net Income Tax. Such gain also is subject to the School District Tax, except that gain realized with respect to a Unit held for more than six months is not subject to the School District Tax.

     No opinion is expressed regarding the extent, if any, to which Units, or interest and gain thereon, is subject to, or included in the measure of, the special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed here (including the Corporate Capital Stock/Foreign Franchise Tax).

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                           FOR CONNECTICUT RESIDENTS
--------------------------------------------------------------------------------
                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1995*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  18.83     4.93   5.54     6.16   6.78     7.39   8.01     8.62   9.24     9.86
$ 23,350- 56,550  $ 39,000- 94,250  31.24     5.82   6.54     7.27   8.00     8.73   9.45    10.18  10.91    11.63
$ 56,550-117,950  $ 94,250-143,600  34.11     6.07   6.83     7.59   8.35     9.11   9.86    10.62  11.38    12.14
$117,950-256,500  $143,600-256,500  38.88     6.54   7.36     8.18   9.00     9.82  10.63    11.45  12.27    13.09
OVER $256,500        OVER $256,500  42.32     6.93   7.80     8.67   9.54    10.40  11.27    12.14  13.00    13.87

                             FOR MARYLAND RESIDENTS
--------------------------------------------------------------------------------
                                  EFFECTIVE
TAXABLE INCOME 1995*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  19.25     4.95   5.57     6.19   6.81     7.43   8.05     8.67   9.29     9.91
$ 23,350- 56,550  $ 39,000- 94,250  31.80     5.87   6.60     7.33   8.06     8.80   9.53    10.26  11.00    11.73
                  $ 94,250-143,600  34.45     6.10   6.86     7.63   8.39     9.15   9.92    10.68  11.44    12.20
$ 58,550-127,950                    35.14     6.17   6.94     7.71   8.48     9.25  10.02    10.79  11.56    12.33
$117,950-256,500  $143,600-256,500  39.84     6.65   7.48     8.31   9.14     9.97  10.80    11.64  12.47    13.30
OVER $256,500        OVER $256,500  43.22     7.04   7.93     8.81   9.69    10.57  11.45    12.33  13.21    14.09

                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------
                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1995*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  16.81     4.81   5.41     6.01   6.61     7.21   7.81     8.41   9.02     9.62
$ 23,350- 56,550  $ 39,000- 94,250  32.33     5.91   6.65     7.39   8.13     8.87   9.61    10.34  11.08    11.82
                  $ 94,250-143,600  35.15     6.17   6.94     7.71   8.48     9.25  10.02    10.79  11.56    12.34
$ 56,550-117,950                    35.54     6.21   6.98     7.76   8.53     9.31  10.08    10.86  11.64    12.41
$117,950-256,500  $143,600-256,500  40.21     6.69   7.53     8.36   9.20    10.04  10.87    11.71  12.54    13.38
OVER $256,500        OVER $256,500  43.57     7.09   7.98     8.86   9.75    10.63  11.52    12.41  13.29    14.18

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates projected 1995 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NORTH CAROLINA RESIDENTS
--------------------------------------------------------------------------------
                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1995*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  20.95     5.06   5.89     6.33   6.98     7.59   8.22     8.86   9.49    10.12
$ 23,350- 56,550  $ 39,000- 94,250  33.04     5.97   6.72     7.47   8.21     8.95   9.71    10.45  11.20    11.95
$ 56,550-117,950  $ 94,250-143,600  36.35     6.28   7.07     7.86   8.84     9.43  10.21    11.00  11.78    12.57
$117,950-256,500  $143,600-256,500  40.96     6.78   7.62     8.47   9.32    10.16  11.01    11.86  12.70    13.55
OVER $256,500        OVER $256,500  44.28     7.18   8.08     8.97   9.87    10.77  11.67    12.56  13.46    14.36

                           FOR PENNSYLVANIA RESIDENTS
--------------------------------------------------------------------------------
                                  COMBINED
                                  EFFECTIVE                                TAX-FREE YIELD
TAXABLE INCOME 1995*              TAX RATE                                       OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  17.38     4.84   5.45     6.05   6.66     7.26   7.87     8.47   9.08     9.68
$ 23,350- 56,550  $ 39,000- 94,250  30.02     5.72   6.43     7.14   7.86     8.57   9.29    10.00  10.72    11.43
$ 56,550-117,950  $ 94,250-143,600  32.93     5.96   6.71     7.46   8.20     8.95   9.69    10.44  11.18    11.93
$117,950-256,500  $143,600-256,500  37.79     6.43   7.23     8.04   8.84     9.65  10.45    11.25  12.06    12.86
OVER $256,500        OVER $256,500  41.29     6.81   7.66     8.52   9.37    10.22  11.07    11.92  12.77    13.63

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates projected 1995 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (CONNECTICUT, MARYLAND, NEW JERSEY, NORTH CAROLINA AND PENNSYLVANIA TRUSTS)

 REPORT OF INDEPENDENT ACCOUNTANTS

 The Sponsors, Trustee and Holders
   of Defined Asset Funds - Municipal Investment Trust Fund,
   Multistate Series - 9D (Connecticut, Maryland, New Jersey, North Carolina and Pennsylvania Trusts):

 We have audited the accompanying statements of condition of Defined Asset Funds - Municipal Investment Trust Fund, Multistate Series - 9D (Connecticut, Maryland, New Jersey, North Carolina and Pennsylvania Trusts), including the portfolios, as of July 31, 1995 and the related statements of operations and of changes in net assets for the years ended July 31, 1995, 1994 and 1993. These financial statements are the responsibility of the Trustee. (See Notes 5.) Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
 An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at July 31, 1995, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Municipal Investment Trust Fund, Multistate Series - 9D (Connecticut, Maryland, New Jersey, North Carolina and Pennsylvania Trusts) at July 31, 1995 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.


 DELOITTE & TOUCHE LLP

 New York, N.Y.
 September 21, 1995

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (CONNECTICUT TRUST)

 STATEMENT OF CONDITION
 AS OF JULY 31, 1995

 TRUST PROPERTY:
   Investment in marketable securities - at value
     (cost $3,072,143) (Note 1)....................                 $3,294,522
   Accrued interest receivable.....................                     36,778
   Cash............................................                     11,582
                                                                 ______________

             Total trust property..................                 $3,342,882
                                                                 ==============

 NET ASSETS, REPRESENTED BY:
   3,136 units of fractional undivided
     interest outstanding (Note 3).................   $3,296,703
   Undistributed net investment income.............       46,179
                                                    ____________
                                                                    $3,342,882
                                                                 ==============

 UNIT VALUE ($3,342,882/3,136 units)...............                  $1,065.97
                                                                 ==============


                           See Notes to Financial Statements.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (CONNECTICUT TRUST)

 STATEMENTS OF OPERATIONS
                                                    ............Years Ended July 31,..........
                                                          1995          1994          1993
                                                          ----          ----          ----
 INVESTMENT INCOME:
   Interest income.................................     $209,028      $212,563      $212,563
   Trustee's fees and expenses.....................       (4,300)       (6,379)       (5,421)
   Sponsors' fees .................................         (741)       (1,125)         (969)
                                                    __________________________________________

   Net investment income...........................      203,987       205,059       206,173
                                                    __________________________________________

 REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain on securities sold or
     redeemed......................................        1,562
   Unrealized appreciation (depreciation)
     of investments................................       20,335      (140,638)      118,994
                                                    __________________________________________

   Net realized and unrealized gain (loss) on
     investments...................................       21,897      (140,638)      118,994
                                                    __________________________________________

 NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS.................................     $225,884       $64,421      $325,167
                                                    ==========================================


                                     See Notes to Financial Statements.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (CONNECTICUT TRUST)

 STATEMENTS OF CHANGES IN NET ASSETS
                                                    ............Years Ended July 31,..........
                                                          1995          1994          1993
                                                          ----          ----          ----
 OPERATIONS:
   Net investment income...........................     $203,987      $205,059      $206,173
   Realized gain on securities sold
      or redeemed..................................        1,562
   Unrealized appreciation (depreciation) of
      investments..................................       20,335      (140,638)      118,994
                                                    __________________________________________

   Net increase in net assets resulting
      from operations..............................      225,884        64,421       325,167
                                                    __________________________________________

 DISTRIBUTIONS TO HOLDERS (Note 2):
   Income..........................................     (201,860)     (205,376)     (206,048)
   Principal.......................................       (1,803)
                                                    __________________________________________

   Total distributions.............................     (203,663)     (205,376)     (206,048)
                                                    __________________________________________

 CAPITAL SHARE TRANSACTIONS - Redemption of 64
   units...........................................      (66,635)
                                                    __________________________________________

 NET INCREASE (DECREASE) IN NET ASSETS.............      (44,414)     (140,955)      119,119

 NET ASSETS AT BEGINNING OF YEAR...................    3,387,296     3,528,251     3,409,132
                                                    __________________________________________












 NET ASSETS AT END OF YEAR.........................   $3,342,882    $3,387,296    $3,528,251
                                                    ==========================================

 PER UNIT:
   Income distributions during year................       $64.03        $64.18        $64.39
                                                    ==========================================
   Principal distributions during year.............         $.57
                                                    ===============
   Net asset value at end of year..................    $1,065.97     $1,058.53     $1,102.58
                                                    ==========================================

 TRUST UNITS OUTSTANDING AT END OF YEAR............        3,136         3,200         3,200
                                                    ==========================================

                                     See Notes to Financial Statements.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (CONNECTICUT TRUST)

 NOTES TO FINANCIAL STATEMENTS

  1. SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "Redemption - Computation of Redemption Price Per Unit" in this Prospectus, Part B.

     (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

     (c) Interest income is recorded as earned.

  2. DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Administration of the Fund - Accounts and Distributions" in this Prospectus, Part B.


  3. NET CAPITAL

     Cost of 3,136 units at Date of Deposit.............................................   $3,222,664
     Less sales charge..................................................................      145,009
                                                                                       _______________
     Net amount applicable to Holders...................................................    3,077,655
     Redemptions of units - net cost of 64 units redeemed less redemption
       amounts..........................................................................       (3,090)
     Realized gain on securities sold or redeemed.......................................        1,562
     Principal distributions............................................................       (1,803)
     Unrealized appreciation of investments.............................................      222,379
                                                                                       _______________

     Net capital applicable to Holders..................................................   $3,296,703
                                                                                       ===============

  4. INCOME TAXES

     As of July 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $222,379, all of which related to appreciated securities .The cost of investment securities for Federal income tax purposes was $3,072,143 at July 31, 1995.


  5. CHANGE OF TRUSTEE

     On March 1, 1995, The Bank of New York assumed all of the Trustee responsibilities from Investors Bank & Trust Company.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D

 PORTFOLIO OF THE CONNECTICUT TRUST
 AS OF JULY 31, 1995

                                                  Rating                                       Optional
    Portfolio No. and Title of                      of             Face                        Redemption
            Securities                           Issues(1)        Amount Coupon  Maturities(3) Provisions(3)    Cost        Value(2)
            __________                           _________        ______ _______ _____________ _____________   _______      ________














  1 State of Connecticut, Health and Educational   AAA        $  500,000  7.000%    2010       07/01/00     $  511,140    $  543,215
    Facilities Authority Revenue Bonds, Yale -                                                 @ 102.000
    New Haven Hospital Issue, Ser. F
    (MBIA Ins.)(6)


  2 State of Connecticut, Health and Educational   AAA           350,000  6.625     2014       07/01/01        346,920       367,210
    Facilities Authority Revenue Bonds, Hospital                                               @ 102.000
    of Saint Raphael Issue, Ser. D (AMBAC
    Ins.)(6)


  3 State of Connecticut, Special Tax Obligation   AAA           500,000  6.750     2011(5)    06/01/03        500,000       564,385
    Bonds, Transportation Infrastructure, Ser.                                                 @ 100.000
    1991 A


  4 State of Connecticut Clean Wtr. Fund Rev.      AA+           575,000  7.000     2011       01/01/01        586,264       618,735
    Bonds, Ser. 1991                                                                           @ 102.000


  5 City of New Haven, Connecticut, Air Rights     AAA           330,000  6.500     2015       12/01/01        322,090       343,731
    Parking Facilities Revenue Bonds, Ser.                                                     @ 102.000
    1991 (MBIA Ins.)(6)


  6 Puerto Rico Electric Power Authority, Power    A-            375,000  5.000     2012       07/01/99        293,239       331,811
    Revenue Bonds, Ser. O                                                                      @ 100.000


  7 South Central Connecticut, Regional Water      A+            500,000  7.125     2012(5)    08/01/96        512,490       525,435
    Authority Water System Revenue Bonds,                                                      @ 102.000
    Ser. 1986


                                                         _______________                                 _____________ _____________
 TOTAL                                                        $3,130,000                                    $3,072,143    $3,294,522
                                                         ===============                                 ============= =============


        See Notes to portfolios on page D - 29.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (MARYLAND TRUST)

 STATEMENT OF CONDITION
 AS OF JULY 31, 1995











 TRUST PROPERTY:
   Investment in marketable securities - at value
     (cost $2,898,227) (Note 1)....................                 $3,158,676
   Accrued interest receivable.....................                     26,607
   Cash............................................                     24,557
                                                                 ______________

             Total trust property..................                 $3,209,840
                                                                 ==============

 NET ASSETS, REPRESENTED BY:
   2,962 units of fractional undivided
     interest outstanding (Note 3).................   $3,165,174
   Undistributed net investment income.............       44,666
                                                    ____________
                                                                    $3,209,840
                                                                 ==============

 UNIT VALUE ($3,209,840/2,962 units)...............                  $1,083.67
                                                                 ==============


                           See Notes to Financial Statements.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (MARYLAND TRUST)

 STATEMENTS OF OPERATIONS
                                                    ............Years Ended July 31,..........
                                                          1995          1994          1993
                                                          ----          ----          ----
 INVESTMENT INCOME:
   Interest income.................................     $207,781      $210,038      $218,301
   Trustee's fees and expenses.....................       (4,101)       (6,083)       (5,538)
   Sponsors' fees .................................         (740)       (1,110)         (982)
                                                    __________________________________________

   Net investment income...........................      202,940       202,845       211,781
                                                    __________________________________________

 REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain on securities sold or
     redeemed......................................       16,360         5,924        12,140
   Unrealized appreciation (depreciation)
     of investments................................       35,382      (150,156)      130,871
                                                    __________________________________________

   Net realized and unrealized gain (loss) on
     investments...................................       51,742      (144,232)      143,011
                                                    __________________________________________

 NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS.................................     $254,682       $58,613      $354,792
                                                    ==========================================


                                     See Notes to Financial Statements.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (MARYLAND TRUST)

 STATEMENTS OF CHANGES IN NET ASSETS
                                                    ............Years Ended July 31,..........
                                                          1995          1994          1993
                                                          ----          ----          ----
 OPERATIONS:
   Net investment income...........................     $202,940      $202,845      $211,781
   Realized gain on securities sold
      or redeemed..................................       16,360         5,924        12,140
   Unrealized appreciation (depreciation) of
      investments..................................       35,382      (150,156)      130,871
                                                    __________________________________________

   Net increase in net assets resulting
      from operations..............................      254,682        58,613       354,792
                                                    __________________________________________

 DISTRIBUTIONS TO HOLDERS (Note 2):
   Income..........................................     (200,502)     (202,913)     (212,069)
   Principal.......................................                     (8,765)
                                                    __________________________________________

   Total distributions.............................     (200,502)     (211,678)     (212,069)
                                                    __________________________________________

 CAPITAL SHARE TRANSACTIONS - Redemptions of 146,
   42 and 100 units, resprctively..................     (157,972)      (48,022)     (109,129)
                                                    __________________________________________

 NET INCREASE (DECREASE) IN NET ASSETS.............     (103,792)     (201,087)       33,594

 NET ASSETS AT BEGINNING OF YEAR...................    3,313,632     3,514,719     3,481,125
                                                    __________________________________________

 NET ASSETS AT END OF YEAR.........................   $3,209,840    $3,313,632    $3,514,719
                                                    ==========================================

 PER UNIT:
   Income distributions during year................       $65.02        $65.14        $65.42
                                                    ==========================================
   Principal distributions during year.............                      $2.82
                                                                     ===========
   Net asset value at end of year..................    $1,083.67     $1,066.16     $1,115.78











                                                    ==========================================

 TRUST UNITS OUTSTANDING AT END OF YEAR............        2,962         3,108         3,150
                                                    ==========================================

                                     See Notes to Financial Statements.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (MARYLAND TRUST)

 NOTES TO FINANCIAL STATEMENTS

  1. SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "Redemption - Computation of Redemption Price Per Unit" in this Prospectus, Part B.

     (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

     (c) Interest income is recorded as earned.

  2. DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Administration of the Fund - Accounts and Distributions" in this Prospectus, Part B.

  3. NET CAPITAL

     Cost of 2,962 units at Date of Deposit.............................................   $3,044,786
     Less sales charge..................................................................      137,022
                                                                                       _______________
     Net amount applicable to Holders...................................................    2,907,764











     Redemptions of units - net cost of 288 units redeemed less redemption
       amounts..........................................................................      (28,698)
     Realized gain on securities sold or redeemed.......................................       34,424
     Principal distributions............................................................       (8,765)
     Unrealized appreciation of investments.............................................      260,449
                                                                                       _______________

     Net capital applicable to Holders..................................................   $3,165,174
                                                                                       ===============

  4. INCOME TAXES

     As of July 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $260,449, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,898,227 at July 31, 1995.


  5. CHANGE OF TRUSTEE

     On March 1, 1995, The Bank of New York assumed all of the Trustee responsibilities from Investors Bank & Trust Company.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D

 PORTFOLIO OF THE MARYLAND TRUST
 AS OF JULY 31, 1995

                                                  Rating                                       Optional
    Portfolio No. and Title of                      of             Face                        Redemption
            Securities                           Issues(1)        Amount Coupon  Maturities(3) Provisions(3)    Cost        Value(2)
            __________                           _________        ______ _______ _____________ _____________   _______      ________


  1 Mayor and City Council of Baltimore, MD        AAA        $  350,000  6.500%    2020(5)    07/01/00     $  341,079    $  379,747
    Project and Refunding Revenue Bonds                                                        @ 100.000
    (Wastewater Project) Ser. 1990 A (MBIA
    Ins.)(6)


  2 Community Development Administration, MD       Aa(m)         550,000  7.250     2027       04/01/01        551,375       578,782
    Department of Housing and Community                                                        @ 102.000
    Development, Single Family Program











    Bonds, 1991 Third Ser.


  3 Maryland Hlth. & Higher Educ. Fac. Auth.,      AAA           200,000  6.750     2021       07/01/01        198,712       211,790
    the Union Mem. Hosp. Iss., Rev. Bonds,                                                     @ 102.000
    Ser. 1991 A (MBIA Ins.)(6)


  4 Maryland Health and Higher Educational         AAA           300,000  6.750     2021       07/01/01        298,068       317,685
    Facilities Authority, the Union Memorial                                                   @ 102.000
    Hospital Issue Revenue Bonds, Ser. 1991
    B (MBIA Ins.)(6)


  5 Maryland Health and Higher Educational         AAA           385,000  6.500     2021(5)    07/01/01        372,668       422,079
    Facilities Authority, Revenue Bonds,                                                       @ 100.000
    University of Maryland Medical System
    Issue Ser. 1991 A (Financial Guaranty
    Ins.)(6)


  6 Maryland Health and Higher Educational         AAA           315,000  6.750     2023(5)    07/01/00        312,930       350,255
    Facilities Authority, Revenue Bonds,                                                       @ 102.000
    Francis Scott Key Medical Center Issue,
    Ser. 1990(Financial Guaranty Ins.)(6)


  7 Maryland Indl. Dev. Fin. Auth., Econ. Dev.     AAA           440,000  7.000     2010       07/01/01        445,280       477,708
    Rev. Bonds (The Maryland Inst Fac), 1991                                                   @ 102.000
    Ser. (FSA Ins.)(6)







                                                                     D - 11




 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D

 PORTFOLIO OF THE MARYLAND TRUST
 AS OF JULY 31, 1995

                                                  Rating                                       Optional
    Portfolio No. and Title of                      of             Face                        Redemption
            Securities                           Issues(1)        Amount Coupon  Maturities(3) Provisions(3)    Cost        Value(2)
            __________                           _________        ______ _______ _____________ _____________   _______      ________













  8 Puerto Rico Electric Power Authority, Power    A-         $  125,000  5.000%    2012       07/01/99     $   97,746    $  110,604
    Revenue Bonds, Ser. O                                                                      @ 100.000


  9 Puerto Rico Elec. Pwr. Auth., Pwr. Rev.        A-            285,000  7.000     2021       07/01/01        280,369       310,026
    Bonds, Ser. P                                                                              @ 102.000


                                                         _______________                                 _____________ _____________
 TOTAL                                                        $2,950,000                                    $2,898,227    $3,158,676
                                                         ===============                                 ============= =============
        See Notes to portfolios on page D - 29.


 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (NEW JERSEY TRUST)

 STATEMENT OF CONDITION
 AS OF JULY 31, 1995











 TRUST PROPERTY:
   Investment in marketable securities - at value
     (cost $6,169,309) (Note 1)....................                 $6,597,920
   Accrued interest receivable.....................                     57,391
   Cash............................................                     47,285
                                                                 ______________

             Total trust property..................                 $6,702,596
                                                                 ==============

 NET ASSETS, REPRESENTED BY:
   6,267 units of fractional undivided
     interest outstanding (Note 3).................   $6,606,337
   Undistributed net investment income.............       96,259
                                                    ____________
                                                                    $6,702,596
                                                                 ==============

 UNIT VALUE ($6,702,596/6,267 units)...............                  $1,069.51
                                                                 ==============


                           See Notes to Financial Statements.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,











 MULTISTATE SERIES - 9D (NEW JERSEY TRUST)

 STATEMENTS OF OPERATIONS
                                                    ............Years Ended July 31,..........
                                                          1995          1994          1993
                                                          ----          ----          ----
 INVESTMENT INCOME:
   Interest income.................................     $416,367      $447,627      $455,678
   Trustee's fees and expenses.....................       (5,359)       (9,712)       (9,120)
   Sponsors' fees .................................       (1,808)       (2,052)       (2,020)
                                                    __________________________________________

   Net investment income...........................      409,200       435,863       444,538
                                                    __________________________________________

 REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain on securities sold or
     redeemed......................................       18,511        31,422         6,587
   Unrealized appreciation (depreciation)
     of investments................................       69,195      (314,270)      172,127
                                                    __________________________________________

   Net realized and unrealized gain (loss) on
     investments...................................       87,706      (282,848)      178,714
                                                    __________________________________________

 NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS.................................     $496,906      $153,015      $623,252
                                                    ==========================================


                                     See Notes to Financial Statements.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (NEW JERSEY TRUST)

 STATEMENTS OF CHANGES IN NET ASSETS
                                                    ............Years Ended July 31,..........
                                                          1995          1994          1993
                                                          ----          ----          ----
 OPERATIONS:
   Net investment income...........................   $  409,200    $  435,863    $  444,538
   Realized gain on securities sold
      or redeemed..................................       18,511        31,422         6,587
   Unrealized appreciation (depreciation) of
      investments..................................       69,195      (314,270)      172,127
                                                    __________________________________________

   Net increase in net assets resulting
      from operations..............................      496,906       153,015       623,252
                                                    __________________________________________

 DISTRIBUTIONS TO HOLDERS (Note 2):
   Income..........................................     (405,914)     (437,093)     (444,319)
   Principal.......................................      (23,305)       (3,775)       (1,811)
                                                    __________________________________________

   Total distributions.............................     (429,219)     (440,868)     (446,130)
                                                    __________________________________________

 CAPITAL SHARE TRANSACTIONS - Redemptions of 268,
   383 and 82 units, respectively..................     (276,655)     (410,189)      (88,896)
                                                    __________________________________________

 NET INCREASE (DECREASE) IN NET ASSETS.............     (208,968)     (698,042)       88,226

 NET ASSETS AT BEGINNING OF YEAR...................    6,911,564     7,609,606     7,521,380
                                                    __________________________________________

 NET ASSETS AT END OF YEAR.........................   $6,702,596    $6,911,564    $7,609,606
                                                    ==========================================

 PER UNIT:
   Income distributions during year................       $63.54        $63.90        $63.81
                                                    ==========================================
   Principal distributions during year.............        $3.65          $.55          $.26
                                                    ==========================================
   Net asset value at end of year..................    $1,069.51     $1,057.62     $1,099.97
                                                    ==========================================












 TRUST UNITS OUTSTANDING AT END OF YEAR............        6,267         6,535         6,918
                                                    ==========================================

                                     See Notes to Financial Statements.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (NEW JERSEY TRUST)

 NOTES TO FINANCIAL STATEMENTS

  1. SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "Redemption - Computation of Redemption Price Per Unit" in this Prospectus, Part B.

     (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

     (c) Interest income is recorded as earned.

  2. DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Administration of the Fund - Accounts and Distributions" in this Prospectus, Part B.


  3. NET CAPITAL

     Cost of 6,267 units at Date of Deposit.............................................   $6,482,963
     Less sales charge..................................................................      291,729
                                                                                       _______________
     Net amount applicable to Holders...................................................    6,191,234











     Redemptions of units - net cost of 733 units redeemed less redemption
       amounts..........................................................................      (41,138)
     Realized gain on securities sold or redeemed.......................................       56,520
     Principal distributions............................................................      (28,890)
     Unrealized appreciation of investments.............................................      428,611
                                                                                       _______________

     Net capital applicable to Holders..................................................   $6,606,337
                                                                                       ===============

  4. INCOME TAXES

     As of July 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $428,611, all of which related to appreciated securities. The cost of investment securities for federal income tax purposes was $6,169,309 at July 31, 1995.


  5. CHANGE OF TRUSTEE

     On March 1, 1995, The Bank of New York assumed all of the Trustee responsibilities from Investors Bank & Trust Company.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D

 PORTFOLIO OF THE NEW JERSEY TRUST
 AS OF JULY 31, 1995

                                                  Rating                                       Optional
    Portfolio No. and Title of                      of             Face                        Redemption
            Securities(4)                        Issues(1)        Amount Coupon  Maturities(3) Provisions(3)    Cost        Value(2)
            __________                           _________        ______ _______ _____________ _____________   _______      ________


  1 Hudson County, New Jersey, Correctional        AAA        $  625,000  7.250%    2021(5)    12/01/00     $  656,981    $  713,575
    Facility Certificates of Participation,                                                    @ 102.000
    Ser. 1990 (MBIA Ins.)


  2 Mercer Cnty, NJ, Imp. Auth. Rev. Bonds,        AAA           615,000  7.000     2009(5)    12/15/99        635,529       689,138
    Regnl. Sludge Proj., Ser. 1990 (Financial                                                  @ 102.000
    Guaranty Ins.)                                               115,000  6.000     2015(5)    12/15/99        107,340       122,521











                                                                                               @ 100.000


  3 Middlesex County, NJ, Utilities Authority,     AAA         1,000,000  6.500     2011       03/15/01        994,350     1,062,830
    Sewer Revenue Bonds, Ser. 1991 A (Financial                                                @ 102.000
    Guaranty Ins.)


  4 New Jersey Hlth. Care Fac. Fin. Auth. Rev.     AAA           400,000  7.000     2009       07/01/99        411,476       432,080
    Bonds, Comm. Med. Ctr. Iss., Ser. D                                                        @ 102.000
    (MBIA Ins.)


  5 New Jersey Health Care Facilities Financing    AAA           950,000  6.000     2021       07/01/01        875,948       948,699
    Authority Revenue Bonds, Centrastate Medical                                               @ 100.000
    Center, Issue Ser. A (AMBAC Ins.)


  6 New Jersey Hlth. Care Fac. Fin. Auth. Rev.     AAA           460,000  6.250     2014       07/01/99        441,080       467,466
    Bonds, Beth Israel Hosp. Association of                                                    @ 100.000
    Passaic Iss., Ser. B (AMBAC Ins.)


  7 New Jersey Health Care Facilities Financing    AAA         1,000,000  6.625     2016       07/01/01      1,001,960     1,052,400
    Authority Revenue Bonds, Robert Wood                                                       @ 102.000
    Johnson University Hospital Ser. B
    (MBIA Ins.)










 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D

 PORTFOLIO OF THE NEW JERSEY TRUST
 AS OF JULY 31, 1995

                                                  Rating                                       Optional
    Portfolio No. and Title of                      of             Face                        Redemption
            Securities(4)                        Issues(1)        Amount Coupon  Maturities(3) Provisions(3)    Cost        Value(2)
            __________                           _________        ______ _______ _____________ _____________   _______      ________


  8 The Ocean Cnty. Util. Auth., NJ, Wste. Wtr.    AAA        $  180,000  5.000%    2014       01/01/97     $  148,352    $  162,875
    Rev. Bonds Rfdg. Ser. 1987 (Financial                                                      @ 100.000











    Guaranty Ins.)


  9 The Ocean Cnty. Util. Auth., NJ, Wste. Wtr.    AAA           155,000  6.600     2011       01/01/01        155,604       162,194
    Rev. Bonds, Rfdg. Ser. 1991 A (Financial                                                   @ 101.000
    Guaranty Ins.)


 10 The Ocean Cnty Util. Auth., NJ, Wste. Wtr.     AAA            50,000  6.600     2018       01/01/01         50,195        52,369
    Rev. Bonds,Rfdg Ser 1991 A (Financial                                                      @ 101.000
    Guaranty Ins.)


 11 The Port Authority of New York and New         AAA           700,000  6.500     2026       01/15/01        690,494       731,773
    Jersey, Consolidated Bonds, Seventy-                                                       @ 101.000
    First Ser. (MBIA Ins.)


                                                         _______________                                 _____________ _____________
 TOTAL                                                        $6,250,000                                    $6,169,309    $6,597,920
                                                         ===============                                 ============= =============

        See Notes to Portfolios on page D - 29.

















                                                                    D - 18

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (NORTH CAROLINA TRUST)

 STATEMENT OF CONDITION
 AS OF JULY 31, 1995

 TRUST PROPERTY:
   Investment in marketable securities - at value
     (cost $2,737,523) (Note 1)....................                 $2,968,789
   Accrued interest receivable.....................                     35,453
   Cash............................................                      8,024











                                                                 ______________

             Total trust property..................                 $3,012,266
                                                                 ==============

 NET ASSETS, REPRESENTED BY:
   2,796 units of fractional undivided
     interest outstanding (Note 3).................   $2,970,222
   Undistributed net investment income.............       42,044
                                                    ____________
                                                                    $3,012,266
                                                                 ==============

 UNIT VALUE ($3,012,266/2,796 units)...............                  $1,077.35
                                                                 ==============


                           See Notes to Financial Statements.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (NORTH CAROLINA TRUST)

 STATEMENTS OF OPERATIONS
                                                    ............Years Ended July 31,..........











                                                          1995          1994          1993
                                                          ----          ----          ----
 INVESTMENT INCOME:
   Interest income.................................     $190,588      $203,405      $215,570
   Trustee's fees and expenses.....................       (3,807)       (6,130)       (5,374)
   Sponsors' fees .................................         (736)       (1,091)         (971)
                                                    __________________________________________

   Net investment income...........................      186,045       196,184       209,225
                                                    __________________________________________

 REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain on securities sold or
     redeemed......................................        4,214        47,346
   Unrealized appreciation (depreciation)
     of investments................................       12,810      (147,598)      131,027
                                                    __________________________________________

   Net realized and unrealized gain (loss) on
     investments...................................       17,024      (100,252)      131,027
                                                    __________________________________________

 NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS.................................     $203,069       $95,932      $340,252
                                                    ==========================================


                                     See Notes to Financial Statements.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (NORTH CAROLINA TRUST)

 STATEMENTS OF CHANGES IN NET ASSETS
                                                    ............Years Ended July 31,..........
                                                          1995          1994          1993
                                                          ----          ----          ----
 OPERATIONS:
   Net investment income...........................   $  186,045    $  196,184    $  209,225
   Realized gain on securities sold
      or redeemed..................................        4,214        47,346
   Unrealized appreciation (depreciation) of
      investments..................................       12,810      (147,598)      131,027
                                                    __________________________________________

   Net increase in net assets resulting
      from operations..............................      203,069        95,932       340,252
                                                    __________________________________________

 DISTRIBUTIONS TO HOLDERS (Note 2):
   Income..........................................     (183,797)     (197,442)     (209,057)
   Principal.......................................                    (22,159)         (159)
                                                    __________________________________________

   Total distributions.............................     (183,797)     (219,601)     (209,216)
                                                    __________________________________________

 CAPITAL SHARE TRANSACTIONS - Redemptions of 35,
   and 351 units, respectively.....................      (37,928)     (388,906)
                                                    __________________________________________

 NET INCREASE (DECREASE) IN NET ASSETS.............      (18,656)     (512,575)      131,036

 NET ASSETS AT BEGINNING OF YEAR...................    3,030,922     3,543,497     3,412,461
                                                    __________________________________________

 NET ASSETS AT END OF YEAR.........................   $3,012,266    $3,030,922    $3,543,497
                                                    ==========================================

 PER UNIT:
   Income distributions during year................       $64.99        $65.39        $65.70
                                                    ==========================================
   Principal distributions during year.............                      $7.60          $.05
                                                                   ===========================
   Net asset value at end of year..................    $1,077.35     $1,070.62     $1,113.61
                                                    ==========================================

 TRUST UNITS OUTSTANDING AT END OF YEAR............        2,796         2,831         3,182
                                                    ==========================================












                                     See Notes to Financial Statements.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (NORTH CAROLINA TRUST)

 NOTES TO FINANCIAL STATEMENTS

  1. SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "Redemption - Computation of Redemption Price Per Unit" in this Prospectus, Part B.

     (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

     (c) Interest income is recorded as earned.

  2. DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Administration of the Fund - Accounts and Distributions" in this Prospectus, Part B.

  3. NET CAPITAL

     Cost of 2,796 units at Date of Deposit.............................................   $2,882,204
     Less sales charge..................................................................      129,706
                                                                                       _______________
     Net amount applicable to Holders...................................................    2,752,498
     Redemptions of units - net cost of 454 units redeemed less redemption
       amounts..........................................................................      (43,266)
     Realized gain on securities sold or redeemed.......................................       52,042
     Principal distributions............................................................      (22,318)
     Unrealized appreciation of investments.............................................      231,266
                                                                                       _______________












     Net capital applicable to Holders..................................................   $2,970,222
                                                                                       ===============

  4. INCOME TAXES

     As of July 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $231,266, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,737,523 at July 31, 1995.



  5. CHANGE OF TRUSTEE

     On March 1, 1995, The Bank of New York assumed all of the Trustee responsibilities from Investors Bank & Trust Company.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D

 PORTFOLIO OF THE NORTH CAROLINA TRUST
 AS OF JULY 31, 1995

                                                  Rating                                       Optional
    Portfolio No. and Title of                      of             Face                        Redemption
            Securities                           Issues(1)        Amount Coupon  Maturities(3) Provisions(3)   Cost         Value(2)
            __________                           _________        ______ _______ _____________ _____________   _______      ________


  1 City of Charlotte, North Carolina,             AAA        $  230,000  6.750%    2021(5)    12/01/01     $  227,413    $  261,149
    Certificates of Participation, Ser. 1991                                                   @ 102.000
    (Convention Facility Proj.) (AMBAC Ins.)(6)

  2 North Carolina Eastern Municipal Power         A-            500,000  7.250     2023(5)    01/01/99        510,150       555,365
    Agency, Power System Revenue Refunding Bonds,                                              @ 102.000
    Ser. 1989 A (6)

  3 North Carolina Medical Care Commission,        Aaa(m)        260,000  7.375     2020(5)    10/01/00        271,528       298,488
    Hospital Revenue Bonds (The Presbyterian                                                   @ 102.000
    Hospital Project), Ser. 1990

  4 North Carolina Medical Care Commission         AAA           330,000  6.500     2020       11/01/00        319,486       345,675
    Hospital Revenue Bonds (Wilson Memorial                                                    @ 102.000
    Hospital Project) Ser. 1990 (AMBAC Ins.)(6)












  5 North Carolina Municipal Power Agency #1,      A             500,000  6.000     2015       01/01/98        450,735       477,375
    Catawba Electric Revenue Bonds, Ser. 1988                                                  @ 100.000

  6 County of Pitt, North Carolina, Certificates   AAA           500,000  6.900     2008       04/01/00        507,470       543,125
    of Participation, Ser. 1991 (Financial                                                     @ 102.000
    Guaranty Ins.)(6)

  7 County of Pitt, North Carolina, Pitt County    AA-           255,000  6.900     2021       12/01/01        255,000       271,065
    Memorial Hospital Revenue Bonds, Ser. 1991                                                 @ 102.000

  8 Puerto Rico Electric Power Authority, Power    A-              5,000  5.000     2012       07/01/99          3,910         4,424
    Revenue Bonds, Ser. O                                                                      @ 100.000

  9 Puerto Rico Elec. Pwr Auth., Pwr. Rev. Bonds,  A-            195,000  7.000     2021       07/01/01        191,831       212,123
     Ser. P                                                                                    @ 102.000


                                                         _______________                                 _____________ _____________
 TOTAL                                                        $2,775,000                                    $2,737,523    $2,968,789
                                                         ===============                                 ============= =============
        See Notes to Portfolios on Page D - 29.



 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (PENNSYLVANIA TRUST)

 STATEMENT OF CONDITION
 AS OF JULY 31, 1995

 TRUST PROPERTY:
   Investment in marketable securities - at value
     (cost $4,058,019) (Note 1)....................                 $4,496,894
   Accrued interest receivable.....................                     63,640
   Cash............................................                     11,658
                                                                 ______________

             Total trust property..................                 $4,572,192
                                                                 ==============

 NET ASSETS, REPRESENTED BY:
   4,142 units of fractional undivided
     interest outstanding (Note 3).................   $4,503,929
   Undistributed net investment income.............       68,263
                                                    ____________
                                                                    $4,572,192
                                                                 ==============

 UNIT VALUE ($4,572,192/4,142 units)...............                  $1,103.86
                                                                 ==============













                           See Notes to Financial Statements.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (PENNSYLVANIA TRUST)

 STATEMENTS OF OPERATIONS
                                                    ............Years Ended July 31,..........
                                                          1995          1994          1993
                                                          ----          ----          ----
 INVESTMENT INCOME:
   Interest income.................................     $291,646      $324,343      $338,566
   Trustee's fees and expenses.....................       (3,932)       (7,805)       (7,172)
   Sponsors' fees .................................       (1,149)       (1,681)       (1,493)
                                                    __________________________________________

   Net investment income...........................      286,565       314,857       329,901
                                                    __________________________________________

 REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain on securities sold or
     redeemed......................................       27,950        50,544        12,631











   Unrealized appreciation (depreciation)
     of investments................................         (823)     (224,552)      196,669
                                                    __________________________________________

   Net realized and unrealized gain (loss) on
     investments...................................       27,127      (174,008)      209,300
                                                    __________________________________________

 NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS.................................     $313,692      $140,849      $539,201
                                                    ==========================================


                                     See Notes to Financial Statements.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (PENNSYLVANIA TRUST)

 STATEMENTS OF CHANGES IN NET ASSETS
                                                    ............Years Ended July 31,..........
                                                          1995          1994          1993
                                                          ----          ----          ----
 OPERATIONS:
   Net investment income...........................   $  286,565    $  314,857    $  329,901
   Realized gain on securities sold
      or redeemed..................................       27,950        50,544        12,631
   Unrealized appreciation (depreciation) of











      investments..................................         (823)     (224,552)      196,669
                                                    __________________________________________

   Net increase in net assets resulting
      from operations..............................      313,692       140,849       539,201
                                                    __________________________________________

 DISTRIBUTIONS TO HOLDERS (Note 2):
   Income..........................................     (283,782)     (315,712)     (329,758)
   Principal.......................................      (18,399)      (11,722)       (3,009)
                                                    __________________________________________

   Total distributions.............................     (302,181)     (327,434)     (332,767)
                                                    __________________________________________

 CAPITAL SHARE TRANSACTIONS - Redemptions of 299,
   422 and 137 units, respectively................      (325,404)     (472,666)     (149,629)
                                                    __________________________________________

 NET INCREASE (DECREASE) IN NET ASSETS.............     (313,893)     (659,251)       56,805

 NET ASSETS AT BEGINNING OF YEAR...................    4,886,085     5,545,336     5,488,531
                                                    __________________________________________

 NET ASSETS AT END OF YEAR.........................   $4,572,192    $4,886,085    $5,545,336
                                                    ==========================================

 PER UNIT:
   Income distributions during year................       $66.41        $66.68        $66.93
                                                    ==========================================
   Principal distributions during year.............        $4.31         $2.44          $.61
                                                    ==========================================
   Net asset value at end of year..................    $1,103.86     $1,100.22     $1,140.31
                                                    ==========================================

 TRUST UNITS OUTSTANDING AT END OF YEAR............        4,142         4,441         4,863
                                                    ==========================================

                                     See Notes to Financial Statements.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (PENNSYLVANIA TRUST)

 NOTES TO FINANCIAL STATEMENTS












  1. SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "Redemption - Computation of Redemption Price Per Unit" in this Prospectus, Part B.

     (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

     (c) Interest income is recorded as earned.

  2. DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Administration of the Fund - Accounts and Distributions" in this Prospectus, Part B.

  3. NET CAPITAL

     Cost of 4,142 units at Date of Deposit.............................................   $4,286,585
     Less sales charge..................................................................      192,893
                                                                                       _______________
     Net amount applicable to Holders...................................................    4,093,692
     Redemptions of units - net cost of 858 units redeemed less redemption
       amounts..........................................................................      (86,633)
     Realized gain on securities sold or redeemed.......................................       91,125
     Principal distributions............................................................      (33,130)
     Unrealized appreciation of investments.............................................      438,875
                                                                                       _______________

     Net capital applicable to Holders..................................................   $4,503,929
                                                                                       ===============

  4. INCOME TAXES

     As of July 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $438,875, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $4,058,019 at July 31, 1995.

  5. CHANGE OF TRUSTEE

     On March 1, 1995, The Bank of New York assumed all of the Trustee responsibilities from Investors Bank & Trust Company.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D

 PORTFOLIO OF THE PENNSYLVANIA TRUST
 AS OF JULY 31, 1995

                                                  Rating                                       Optional
    Portfolio No. and Title of                      of             Face                        Redemption
            Securities(4)                        Issues(1)        Amount Coupon  Maturities(3) Provisions(3)    Cost        Value(2)
            __________                           _________        ______ _______ _____________ _____________   _______      ________

  1 Beaver County, PA, Industrial Development      AAA        $ 750,000   7.000%    2021       06/01/01     $  750,000    $  816,015
    Authority, Pollution Control Revenue                                                       @ 102.000
    Refunding Bonds, 1991 Ser. A (Ohio Edison
    Company, Mansfield Project)(Financial
    Guaranty Ins.)

  2 Northumberland Cnty. Auth., PA, Cmmnwlth.      AAA           570,000  6.250     2009       10/15/01        531,845       594,618
    Lse. Rev. Bonds, Ser. 1991 (MBIA Ins.)                                                     @ 100.000

  3 City of Philadelphia, PA, Wtr. & Swr. Rev.     AAA           440,000  7.000     2021(5)    08/01/01        437,267       501,019
    Bonds, Sixteenth Ser. (Cgic Ins.)                                                          @ 102.000

  4 Philadelphia Hospitals and Higher Education    AAA           750,000  7.000     2010       12/01/01        750,000       813,368
    Facilities Authority, PA,  Hospital Revenue                                                @ 102.000
    Refunding Bonds, Ser. 1991 (Magee
    Rehabilitation Hospital Project)(AMBAC Ins.)

  5 Philadelphia Municipal Authority, Pa, Justice  AAA           585,000  7.125     2018(5)    11/15/01        587,925       672,914
    Lease Revenue Bonds, Ser. B (Financial                                                     @ 102.000
    Guaranty Ins.)

  6 Somerset County General Authority, PA,         AAA           385,000  7.000     2013(5)    10/15/01        386,332       433,910
    Commonwealth Lease Revenue Bonds, Ser. 1991                                                @ 100.000
    (Financial Guaranty Ins.)

  7 Washington Cnty. Hosp. Auth., PA, Hosp. Rev.   AAA           625,000  6.750     2012       07/01/00        614,650       665,050
    Rfdg. Bonds, Ser. A of 1990 (The Washington                                                @ 102.000
    Hosp. Proj.)(AMBAC Ins.)


                                                         _______________                                 _____________ _____________
 TOTAL                                                        $4,105,000                                    $4,058,019    $4,496,894
                                                         ===============                                 ============= =============

        See Notes to Portfolios on Page D - 29.























 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 9D (CONNECTICUT, MARYLAND, NEW JERSEY, NORTH CAROLINA AND PENNSYLVANIA TRUSTS)

 NOTES TO PORTFOLIOS
 AS OF JULY 31, 1995

     (1) A description of the rating symbols and their meanings appears under "Description of Ratings" in this Prospectus, Part B. Ratings, which have been provided by the Evaluator, are by Standard & Poor's (when available) or by Moody's Investors Service (as indicated by "m") when Standard & Poor's ratings are not available. "NR", if applicable, indicates that this security is not currently rated by either rating service.

     (2) See Notes to Financial Statements.

     (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on Holders of redemptions and related distributions is described under "Taxes" in this Prospectus, Part B.

     (4) All Securities are insured either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned "AAA" ratings to the Securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in this Trust. See "Risk Factors - Insured Obligations" in this Prospectus, Part B.

     (5) Bonds with aggregate face amounts of $1,000,000, $1,050,000, $1,355,000
         $990,000 and $1,410,000 for the Connecticut, Maryland, New Jersey , North Carolina and Pennsylvania Trusts, respectively, have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

     (6) Insured by the indicated municipal bond insurance company. See "Risk Factors - Insured Obligations" in this Prospectus, Part B.

                              DEFINED ASSET FUNDS
                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
I want to learn more about automatic reinvestment in the Investment Accumulation Program. Please send me information about participation in the Municipal Fund Accumulation Program, Inc. and a current Prospectus.
My name (please
print) ________________________________________________________________________
My address (please print):
Street and Apt.
No. ___________________________________________________________________________
City, State, Zip
Code __________________________________________________________________________
This page is a self-mailer. Please complete the information above, cut along the dotted line, fold along the lines on the reverse side, tape, and mail with the Trustee's address displayed on the outside.

BUSINESS REPLY MAIL                                              NO POSTAGE
FIRST CLASS     PERMIT NO. 1313     NEW YORK, NY                 NECESSARY
                                                                 IF MAILED
POSTAGE WILL BE PAID BY ADDRESSEE                                  IN THE
          THE BANK OF NEW YORK                                 UNITED STATES
          UNIT INVESTMENT TRUST DEPARTMENT
          P.O. BOX 974
          WALL STREET STATION
          NEW YORK, NY 10268-0974


--------------------------------------------------------------------------------
                            (Fold along this line.)

--------------------------------------------------------------------------------
                            (Fold along this line.)

             SUPPLEMENT DATED AUGUST 14, 1995 TO PROSPECTUS--PART B
                      DEFINED ASSET FUNDS MUNICIPAL SERIES
                        MUNICIPAL INVESTMENT TRUST FUND

The following table replaces the table on page 5:

                                                                            FINANCIAL INFORMATION
                                                                             AS OF MARCH 31, 1995
                                                                         (IN MILLIONS OF DOLLARS)
                                                             --------------------------------------
                                                                                POLICYHOLDERS'
                  NAME                    DATE ESTABLISHED   ADMITTED ASSETS           SURPLUS
----------------------------------------  -----------------  ---------------  ---------------------
AMBAC Indemnity Corporation                        1970        $     2,204         $       792
Asset Guaranty Insurance Co. (AA by
  S&P)..................................           1988                166                  77
Capital Guaranty Insurance Company......           1986                309                 171
Capital Markets Assurance Corp.                    1987                210                 138
Connie Lee Insurance Company                       1987                195                 108
Continental Casualty Company............           1948             19,816               3,502
Financial Guaranty Insurance Company....           1984              2,172                 963
Financial Security Assurance Inc.                  1984                806                 341
Firemen's Insurance Company of Newark,
  NJ....................................           1855              2,038                 390
Industrial Indemnity Co. (HIBI)                    1920              1,719                 309
MBIA Insurance Corporation..............           1986              3,504               1,132

The following is added on page 6 after the fourth sentence under the heading "Litigation and Legislation":

     From time to time, proposals are introduced in Congress to, among other things, reduce federal income tax rates, impose a flat tax, exempt investment income from tax or abolish the federal income tax and replace it with another form of tax. Enactment of any such legislation could adversely affect the value of the Units. The Fund, however, cannot predict what legislation, if any, in respect of tax rates may be proposed, nor can it predict which proposals, if any, might be enacted.

The following is added on page 10 after the section entitled "Distributions":

RETURN CALCULATIONS

     Estimated Current Return shows the estimated annual cash to be received from interest-bearing bonds in a Portfolio (net of estimated annual expenses) divided by the Public Offering Price (including the maximum sales charge). Estimated Long Term Return is a measure of the estimated return over the estimated life of the Trust. This represents an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual Bonds in the Portfolio, adjusted to reflect the maximum sales charge and estimated expenses. The average yield for the Portfolio is derived by weighting each Bond's yield by its market value and the time remaining to the call or maturity date, depending on how the Bond is priced. Unlike Estimated Current Return, Estimated Long Term Return takes into account maturities, discounts and premiums of the underlying Bonds.

     No return estimate can be predictive of your actual return because returns will vary with purchase price (including sales charges), how long units are held, changes in Portfolio composition, changes in interest income and changes in fees and expenses. Therefore, Estimated Current Return and Estimated Long Term Return are designed to be comparative rather than predictive. A yield calculation which is more comparable to an individual Bond may be higher or lower than Estimated Current Return or Estimated Long Term Return which are more comparable to return calculations used by other investment products.

The following is added on page a-1 before the definition of "NR":

     * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.
                                                                     15900--2/95

                             DEFINED ASSET FUNDSSM
                               PROSPECTUS--PART B
                      DEFINED ASSET FUNDS MUNICIPAL SERIES
                        MUNICIPAL INVESTMENT TRUST FUND

   THIS PART B OF THE PROSPECTUS MAY NOT BE DISTRIBUTED UNLESS ACCOMPANIED OR
      PRECEDED BY PART A. FURTHER DETAIL REGARDING ANY OF THE INFORMATION PROVIDED IN THE PROSPECTUS MAY BE OBTAINED WITHIN FIVE DAYS OF WRITTEN
          OR TELEPHONIC REQUEST TO THE TRUSTEE, THE ADDRESS AND
     TELEPHONE NUMBER OF WHICH ARE SET FORTH IN PART A OF THIS PROSPECTUS.

                                     Index

                                                          PAGE
                                                        ---------
Fund Description......................................          1
Risk Factors..........................................          2
How to Buy Units......................................          7
How to Sell Units.....................................          9
Income, Distributions and Reinvestment................          9
Fund Expenses.........................................         10
Taxes.................................................         11
Records and Reports...................................         12

                                                          PAGE
                                                        ---------
Trust Indenture.......................................         12
Miscellaneous.........................................         13
Exchange Option.......................................         14
Supplemental Information..............................         15
Appendix A--Description of Ratings....................        a-1
Appendix B--Sales Charge Schedules for Defined Asset
Funds Municipal Series................................        b-1
Appendix C--Sales Charge Schedules for Municipal
Investment Trust Fund.................................        c-1

FUND DESCRIPTION

BOND PORTFOLIO SELECTION
     Professional buyers and research analysts for Defined Asset Funds, with access to extensive research, selected the Bonds for the Portfolio after considering the Fund's investment objective as well as the quality of the Bonds (all Bonds in the Portfolio are initially rated in the category A or better by at least one nationally recognized rating organization or have comparable credit characteristics), the yield and price of the Bonds compared to similar securities, the maturities of the Bonds and the diversification of the Portfolio. Only issues meeting these stringent criteria of the Defined Asset Funds team of dedicated research analysts are included in the Portfolio. No leverage or borrowing is used nor does the Portfolio contain other kinds of securities to enhance yield. A summary of the Bonds in the Portfolio appears in Part A of the Prospectus.
     The deposit of the Bonds in the Fund on the initial date of deposit established a proportionate relationship among the face amounts of the Bonds. During the 90-day period following the initial date of deposit the Sponsors may deposit additional Bonds in order to create new Units, maintaining to the extent possible that original proportionate relationship. Deposits of additional Bonds subsequent to the 90-day period must generally replicate exactly the proportionate relationship among the face amounts of the Bonds at the end of the initial 90-day period.
     Yields on bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings. Ratings represent opinions of the rating organizations as to the quality of the bonds rated, based on the credit of the issuer or any guarantor, insurer or other credit provider, but these ratings are only general standards of quality (see Appendix A).
     After the initial date of deposit, the ratings of some Bonds may be reduced or withdrawn, or the credit characteristics of the Bonds may no longer be comparable to bonds rated A or better. Bonds rated BBB or Baa (the lowest investment grade rating) or lower may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Bonds rated below investment grade or unrated bonds with similar credit characteristics are often subject to greater market fluctuations and risk of loss of principal and income than higher grade bonds and their value may decline precipitously in response to rising interest rates.
     Because each Defined Asset Fund is a preselected portfolio of bonds, you know the securities, maturities, call dates and ratings before you invest. Of course, the Portfolio will change somewhat over time, as Bonds mature, are redeemed or are sold to meet Unit redemptions or in other limited circumstances. Because the Portfolio is not actively managed and principal is returned as the Bonds are disposed of, this principal should be relatively unaffected by changes in interest rates.

BOND PORTFOLIO SUPERVISION
     The Fund follows a buy and hold investment strategy in contrast to the frequent portfolio changes of a managed fund based on economic, financial and market analyses. The Fund may retain an issuer's bonds despite adverse financial developments. Experienced financial analysts regularly review the Portfolio and a Bond may be sold in certain circumstances including the occurrence of a default in payment or other default on the Bond, a decline in the projected income pledged for debt service on a revenue bond, institution of certain legal proceedings, if the Bond becomes taxable or is otherwise inconsistent with the Fund's investment objectives, a decline in the price of the Bond or the occurrence of other market or credit factors (including advance refunding) that, in the opinion of Defined Asset Funds research analysts, makes retention of the Bond detrimental to the interests of investors. The Trustee must generally reject any offer by an issuer of a Bond to exchange another security pursuant to a refunding or refinancing plan.
     The Sponsors and the Trustee are not liable for any default or defect in a Bond. If a contract to purchase any Bond fails, the Sponsors may generally deposit a replacement bond so long as it is a tax-exempt bond, has a fixed maturity or disposition date substantially similar to the failed Bond and is rated A or better by at least one nationally recognized rating organization or has comparable credit characteristics. A replacement bond must be deposited within 110 days after deposit of the failed contract, at a cost that does not exceed the funds reserved for purchasing the failed Bond and at a yield to maturity and current return substantially equivalent (considering then current market conditions and relative creditworthiness) to those of the failed Bond, as of the date the failed contract was deposited.

RISK FACTORS
     An investment in the Fund entails certain risks, including the risk that the value of your investment will decline with increases in interest rates. Generally speaking, bonds with longer maturities will fluctuate in value more than bonds with shorter maturities. In recent years there have been wide fluctuations in interest rates and in the value of fixed-rate bonds generally. The Sponsors cannot predict the direction or scope of any future fluctuations.
     Certain of the Bonds may have been deposited at a market discount or premium principally because their interest rates are lower or higher than prevailing rates on comparable debt securities. The current returns of market discount bonds are lower than comparably rated bonds selling at par because discount bonds tend to increase in market value as they approach maturity. The current returns of market premium bonds are higher than comparably rated bonds selling at par because premium bonds tend to decrease in market value as they approach maturity. Because part of the purchase price is returned through current income payments and not at maturity, an early redemption at par of a premium bond will result in a reduction in yield to the Fund. Market premium or discount attributable to interest rate changes does not indicate market confidence or lack of confidence in the issue.
     Certain Bonds deposited into the Fund may have been acquired on a when-issued or delayed delivery basis. The purchase price for these Bonds is determined prior to their delivery to the Fund and a gain or loss may result from fluctuations in the value of the Bonds. Additionally, in any Defined Asset Funds Municipal Series, if the value of the Bonds reserved for payment of the periodic deferred sales charge, together with the interest thereon, were to become insufficient to pay these charges, additional bonds would be required to be sold.
     The Fund may be concentrated in one or more of types of bonds. Concentration in a State may involve additional risk because of the decreased diversification of economic, political, financial and market risks. Set forth below is a brief description of certain risks associated with bonds which may be held by the Fund. Additional information is contained in the Information Supplement which is available from the Trustee at no charge to the investor.

GENERAL OBLIGATION BONDS

     Certain of the Bonds may be general obligations of a governmental entity. General obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and its credit will depend on many factors, including an erosion of the tax base resulting from population declines, natural disasters, declines in the state's industrial base or an inability to attract new industries, economic limits on the ability to tax without eroding the tax base and the extent to which the entity relies on federal or state aid, access to capital markets or other factors beyond the entity's control. In addition, political restrictions on the ability to tax and budgetary constraints affecting state governmental aid may have an adverse impact on the creditworthiness of cities, counties, school districts and other local governmental units.
     As a result of the recent recession's adverse impact upon both revenues and expenditures, as well as other factors, many state and local governments have confronted deficits which were the most severe in recent years. Many issuers are facing highly difficult choices about significant tax increases and spending reductions in order to restore budgetary balance. The failure to implement these actions on a timely basis could force these issuers to issue additional debt to finance deficits or cash flow needs and could lead to a reduction of their bond ratings and the value of their outstanding bonds.

MORAL OBLIGATION BONDS
     The Portfolio may include 'moral obligation' bonds. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or local government in question. Even though the state or local government may be called on to restore any deficits in capital reserve funds of the agencies or authorities which issued the bonds, any restoration generally requires appropriation by the state or local legislature and does not constitute a legally enforceable obligation or debt of the state or local government. The agencies or authorities generally have no taxing power.

REFUNDED BONDS
     Refunded bonds are typically secured by direct obligations of the U.S. Government or in some cases obligations guaranteed by the U.S. Government placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date. These obligations are generally noncallable prior to maturity or the predetermined redemption date. In a few isolated instances, however, bonds which were thought to be escrowed to maturity have been called for redemption prior to maturity.

MUNICIPAL REVENUE BONDS
     Municipal revenue bonds are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. Municipal revenue bonds are not general obligations of governmental entities backed by their taxing power and payment is generally solely dependent upon the creditworthiness of the public issuer or the financed project or state appropriations. Examples of municipal revenue bonds are:
        Municipal utility bonds, including electrical, water and sewer revenue bonds, whose payments are dependent on various factors, including the rates the utilities may charge, the demand for their services and their operating costs, including expenses to comply with environmental legislation and other energy and licensing laws and regulations. Utilities are particularly sensitive to, among other things, the effects of inflation on operating and construction costs, the unpredictability of future usage requirements, the costs and availability of fuel and, with certain electric utilities, the risks associated with the nuclear industry;
        Lease rental bonds which are generally issued by governmental financing authorities with no direct taxing power for the purchase of equipment or construction of buildings that will be used by a state or local government. Lease rental bonds are generally subject to an annual risk that the lessee government might not appropriate funds for the leasing rental payments to service the bonds and may also be subject to the risk that rental obligations may terminate in the event of damage to or destruction or condemnation of the equipment or building;
        Multi-family housing revenue bonds and single family mortgage revenue bonds which are issued to provide financing for various housing projects and which are payable primarily from the revenues derived from mortgage loans to housing projects for low to moderate income families or notes secured by mortgages on residences; repayment of this type of bonds is therefore dependent upon, among other things, occupancy levels, rental income, the rate of default on underlying mortgage loans, the ability of mortgage insurers to pay claims, the continued availability of federal, state or local housing subsidy programs, economic conditions in local markets, construction costs, taxes, utility costs and other operating expenses and the managerial ability of project managers. Housing bonds are generally prepayable at any time and therefore their average life will ordinarily be less than their stated maturities;
        Hospital and health care facility bonds whose payments are dependent upon revenues of hospitals and other health care facilities. These revenues come from private third-party payors and government programs, including the Medicare and Medicaid programs, which have generally undertaken cost containment measures to limit payments to health care facilities. Hospitals and health care facilities are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance;
        Airport, port, highway and transit authority revenue bonds which are dependent for payment on revenues from the financed projects, including user fees from ports and airports, tolls on turnpikes and bridges, rents from buildings, transit fare revenues and additional financial resources including federal and state subsidies, lease rentals paid by state or local governments or a pledge of a special tax such as a sales tax or a property tax. In the case of the air travel industry, airport income is largely affected by the airlines' ability to meet their obligations under use agreements which in turn is affected by increased competition among airlines, excess capacity and increased fuel costs, among other factors.
        Solid waste disposal bonds which are generally payable from dumping and user fees and from revenues that may be earned by the facility on the sale of electrical energy generated in the combustion of waste products and which are therefore dependent upon the ability of municipalities to fully utilize the facilities, sufficient supply of waste for disposal, economic or population growth, the level of construction and maintenance costs, the existence of lower-cost alternative modes of waste processing and increasing environmental regulation. A recent decision of the U.S. Supreme Court limiting a municipality's ability to require use of its facilities may have an adverse affect on the credit quality of various issues of these bonds;
        Special tax bonds which are not secured by general tax revenues but are only payable from and secured by the revenues derived by a municipality from a particular tax--for example, a tax on the rental of a hotel room, on the purchase of food and beverages, on the rental of automobiles or on the consumption of liquor and may therefore be adversely affected by a reduction in revenues resulting from a decline in the local economy or population or a decline in the consumption, use or cost of the goods and services that are subject to taxation;
        Student loan revenue bonds which are typically secured by pledges of new or existing student loans. The loans, in turn, are generally either guaranteed by eligible guarantors and reinsured by the Secretary of the U.S. Department of Education, directly insured by the federal government, or financed as part of supplemental or alternative loan programs within a state (e.g., loan repayments are not guaranteed). These bonds often permit the issuer to enter into interest rate swap agreements with eligible counterparties in which event the bonds are subject to the additional risk of the counterparty's ability to fulfill its swap obligation;
        University and college bonds, the payments on which are dependent upon various factors, including the size and diversity of their sources of revenues, enrollment, reputation, the availability of endowments and other funds and, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education; and
        Tax increment and tax allocation bonds, which are secured by ad valorem taxes imposed on the incremental increase of taxable assessed valuation of property within a jurisdiction above an established base of assessed value. The issuers of these bonds do not have general taxing authority and the tax assessments on which the taxes used to service the bonds are based may be subject to devaluation due to market price declines or governmental action.

     Puerto Rico. Certain Bonds may be affected by general economic conditions in the Commonwealth of Puerto Rico. Puerto Rico's economy is largely dependent for its development on federal programs and current federal budgetary policies suggest that an expansion of its programs is unlikely. Reductions in federal tax benefits or incentives or curtailment of spending programs could adversely affect the Puerto Rican economy.
     Industrial Development Revenue Bonds. Industrial development revenue bonds are municipal obligations issued to finance various privately operated projects including pollution control and manufacturing facilities. Payment is generally solely dependent upon the creditworthiness of the corporate operator of the project and, in certain cases, an affiliated or third party guarantor and may be affected by economic factors relating to the particular industry as well as varying degrees of governmental regulation. In many cases industrial revenue bonds do not have the benefit of covenants which would prevent the corporations from engaging in capital restructurings or borrowing transactions which could reduce their ability to meet their obligations and result in a reduction in the value of the Portfolio.

BONDS BACKED BY LETTERS OF CREDIT OR INSURANCE
     Certain Bonds may be secured by letters of credit issued by commercial banks or savings banks, savings and loan associations and similar thrift institutions or are direct obligations of banks or thrifts. The letter of credit may be drawn upon, and the Bonds redeemed, if an issuer fails to pay amounts due on the Bonds or, in certain cases, if the interest on the Bond becomes taxable. Letters of credit are irrevocable obligations of the issuing institutions. The profitability of a financial institution is largely dependent upon the credit quality of its loan portfolio which, in turn, is affected by the institution's underwriting criteria, concentrations within the portfolio and specific industry and general economic conditions. The operating performance of financial institutions is also impacted by changes in interest rates, the availability and cost of funds, the intensity of competition and the degree of governmental regulation.
     Certain Bonds may be insured or guaranteed by insurance companies listed below. The claims-paying ability of each of these companies, unless otherwise indicated, was rated AAA by Standard & Poor's or another nationally recognized rating organization at the time the insured Bonds were purchased by the Fund. The ratings are subject to change at any time at the discretion of the rating agencies. In the event that the rating of an Insured Fund is reduced, the Sponsors are authorized to direct the Trustee to obtain other insurance on behalf of the Fund. The insurance policies guarantee the timely payment of principal and interest on the Bonds but do not guarantee their market value or the value of the Units. The insurance policies generally do not provide for accelerated payments of principal or cover redemptions resulting from events of taxability.
      The following summary information relating to the listed insurance companies has been obtained from publicly available information:

                                                                                 FINANCIAL INFORMATION
                                                                               AS OF SEPTEMBER 30, 1994
                                                                               (IN MILLIONS OF DOLLARS)
                                                                         --------------------------------------
                                                                                                POLICYHOLDERS'
                        NAME                          DATE ESTABLISHED   ADMITTED ASSETS           SURPLUS
----------------------------------------------------  -----------------  ---------------  ---------------------
AMBAC Indemnity Corporation.........................           1970        $     2,150         $       779
Asset Guaranty Insurance Co. (AA by S&P)                       1988                152                  73
Capital Guaranty Insurance Company..................           1986                293                 166
Capital Markets Assurance Corp......................           1987                198                 139
Connie Lee Insurance Company........................           1987                193                 106
Continental Casualty Company........................           1948             19,220               3,309
Financial Guaranty Insurance Company................           1984              2,092                 872
Financial Security Assurance Inc....................           1984                776                 369
Firemen's Insurance Company of Newark, NJ...........           1855              2,236                 383
Industrial Indemnity Co. (HIBI).....................           1920              1,853                 299
Municipal Bond Investors Assurance Corporation......           1986              3,314               1,083

     Insurance companies are subject to extensive regulation and supervision where they do business by state insurance commissioners who regulate the standards of solvency which must be maintained, the nature of and limitations on investments, reports of financial condition, and requirements regarding reserves for unearned premiums, losses and other matters. A significant portion of the assets of insurance companies are required by law to be held in reserve against potential claims on policies and is not available to general creditors. Although the federal government does not regulate the business of insurance, federal initiatives including pension regulation, controls on medical care costs, minimum standards for no-fault automobile insurance, national health insurance, tax law changes affecting life insurance companies and repeal of the antitrust exemption for the insurance business can significantly impact the insurance business.
                                       5

STATE RISK FACTORS
     Investment in a single State Trust, as opposed to a Fund which invests in the obligations of several states, may involve some additional risk due to the decreased diversification of economic, political, financial and market risks. A brief description of the factors which may affect the financial condition of the applicable State for any State Trust, together with a summary of tax considerations relating to that State, appear in Part A (or for certain State
Trusts, Part C), of the Prospectus; further information is contained in the Information Supplement.

LITIGATION AND LEGISLATION
     The Sponsors do not know of any pending litigation as of the initial date of deposit which might reasonably be expected to have a material adverse effect upon the Fund. At any time after the initial date of deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Bonds in the Fund. Litigation, for example, challenging the issuance of pollution control revenue bonds under environmental protection statutes may affect the validity of certain Bonds or the tax-free nature of their interest.
While the outcome of litigation of this nature can never be entirely predicted, opinions of bond counsel are delivered on the date of issuance of each Bond to the effect that it has been validly issued and that the interest thereon is exempt from federal income tax. Also, certain proposals, in the form of state legislative proposals or voter initiatives, seeking to limit real property taxes have been introduced in various states, and an amendment to the constitution of the State of California, providing for strict limitations on real property taxes, has had a significant impact on the taxing powers of local governments and on the financial condition of school districts and local governments in California. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to make payments due on the Bonds.
Under the Federal Bankruptcy Code, for example, municipal bond issuers, as well as any underlying corporate obligors or guarantors, may proceed to restructure or otherwise alter the terms of their obligations.
     From time to time Congress considers proposals to prospectively and retroactively tax the interest on state and local obligations, such as the Bonds. The Supreme Court clarified in South Carolina v. Baker (decided on April
20, 1988) that the U.S. Constitution does not prohibit Congress from passing a nondiscriminatory tax on interest on state and local obligations. This type of legislation, if enacted into law, could require investors to pay income tax on interest from the Bonds and could adversely affect an investment in Units. See
Taxes.

PAYMENT OF THE BONDS AND LIFE OF THE FUND
     The size and composition of the Portfolio will change over time. Most of the Bonds are subject to redemption prior to their stated maturity dates pursuant to optional refunding or sinking fund redemption provisions or otherwise. In general, optional refunding redemption provisions are more likely to be exercised when the value of a Bond is at a premium over par than when it is at a discount from par. Some Bonds may be subject to sinking fund and extraordinary redemption provisions which may commence early in the life of the Fund. Additionally, the size and composition of the Fund will be affected by the level of redemptions of Units that may occur from time to time. Principally, this will depend upon the number of investors seeking to sell or redeem their Units and whether or not the Sponsors are able to sell the Units acquired by them in the secondary market. As a result, Units offered in the secondary market may not represent the same face amount of Bonds as on the initial date of deposit. Factors that the Sponsors will consider in determining whether or not to sell Units acquired in the secondary market include the diversity of the Portfolio, the size of the Fund relative to its original size, the ratio of Fund expenses to income, the Fund's current and long-term returns, the degree to which Units may be selling at a premium over par and the cost of maintaining a current prospectus for the Fund. These factors may also lead the Sponsors to seek to terminate the Fund earlier than its mandatory termination date.

FUND TERMINATION
     The Fund will be terminated no later than the mandatory termination date specified in Part A of the Prospectus. It will terminate earlier upon the disposition of the last Bond or upon the consent of investors holding 51% of the
Units. The Fund may also be terminated earlier by the Sponsors once the total assets of the Fund have fallen below the minimum value specified in Part A of the Prospectus. A decision by the Sponsors to terminate the Fund early will be based on factors similar to those considered by the Sponsors in determining whether to continue the sale of Units in the secondary market.
     Notice of impending termination will be provided to investors and thereafter units will no longer be redeemable. On or shortly before termination, the Fund will seek to dispose of any Bonds remaining in the
                                       6

Portfolio although any Bond unable to be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final disposition.
A proportional share of the expenses associated with termination, including brokerage costs in disposing of Bonds, will be borne by investors remaining at that time. This may have the effect of reducing the amount of proceeds those investors are to receive in any final distribution.

LIQUIDITY
     Up to 40% of the value of the Portfolio may be attributable to guarantees or similar security provided by corporate entities. These guarantees or other security may constitute restricted securities that cannot be sold publicly by the Trustee without registration under the Securities Act of 1933, as amended.
The Sponsors nevertheless believe that, should a sale of the Bonds guaranteed or secured be necessary in order to meet redemption of Units, the Trustee should be able to consummate a sale with institutional investors.
     The principal trading market for the Bonds will generally be in the over-the-counter market and the existence of a liquid trading market for the Bonds may depend on whether dealers will make a market in them. There can be no assurance that a liquid trading market will exist for any of the Bonds, especially since the Fund may be restricted under the Investment Company Act of 1940 from selling Bonds to any Sponsor. The value of the Portfolio will be adversely affected if trading markets for the Bonds are limited or absent.

HOW TO BUY UNITS
     Units are available from any of the Sponsors, Underwriters and other broker-dealers at the Public Offering Price plus accrued interest on the Units.
The Public Offering Price varies each Business Day with changes in the value of the Portfolio and other assets and liabilities of the Fund.

PUBLIC OFFERING PRICE--DEFINED ASSET FUNDS MUNICIPAL SERIES
     To allow Units to be priced at $1,000, the Units outstanding as of the Evaluation Time on the Initial Date of Deposit (all of which are held by the Sponsors) will be split (or split in reverse).
     During the initial offering period for at least the first three months of the Fund, the Public Offering Price (and the Initial Repurchase Price) is based on the higher, offer side evaluation of the Bonds at the next Evaluation Time after the order is received. In the secondary market (after the initial offering period), the Public Offering Price (and the Sponsors' Repurchase Price and the
Redemption Price) is based on the lower, bid side evaluation of the Bonds.
     Investors will be subject to differing types and amounts of sales charge depending upon the timing of their purchases and redemptions of Units. A periodic deferred sales charge will be payable quarterly through about the fifth anniversary of the Fund from a portion of the interest on and principal of Bonds reserved for that purpose. Commencing on the first anniversary of the Fund, the Public Offering Price will also include an up-front sales charge applied to the value of the Bonds in the Portfolio. Lastly, investors redeeming their Units prior to the fourth anniversary of the Fund will be charged a contingent deferred sales charge payable out of the redemption proceeds of their Units.
These charges may be less than you would pay to buy and hold a comparable managed fund. A complete schedule of sales charges appears in Appendix B. The
Sponsors have received an opinion of their counsel that the deferred sales charge described in this Prospectus is consistent with an exemptive order received from the SEC.
     Because accrued interest on the Bonds is not received by the Fund at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received by the Fund. To eliminate fluctuations in the Monthly Income Distribution, a portion of the Public
Offering Price consists of an advance to the Trustee of an amount necessary to provide approximately equal distributions. Upon the sale or redemption of Units, investors will receive their proportionate share of the Trustee advance. In addition, if a Bond is sold, redeemed or otherwise disposed of, the Fund will periodically distribute the portion of the Trustee advance that is attributable to the Bond to investors.
     The regular Monthly Income Distribution is stated in Part A of the Prospectus and will change as the composition of the Portfolio changes over time.

PUBLIC OFFERING PRICE--MUNICIPAL INVESTMENT TRUST FUND
     In the initial offering period, the Public Offering Price is based on the next offer side evaluation of the Bonds, and includes a sales charge based on the number of Units of a single Fund or Trust purchased on the same or any
                                       7

preceding day by a single purchaser. See Initial Offering sales charge schedule in Appendix C. The purchaser or his dealer must notify the Sponsors at the time of purchase of any previous purchase to be aggregated and supply sufficient information to permit confirmation of eligibility; acceptance of the purchase order is subject to confirmation. Purchases of Fund Units may not be aggregated with purchases of any other unit trust. This procedure may be amended or terminated at any time without notice.
     In the secondary market (after the initial offering period), the Public
Offering Price is based on the bid side evaluation of the Bonds, and includes a sales charge based (a) on the number of Units of the Fund and any other Series of Municipal Investment Trust Fund purchased in the secondary market on the same day by a single purchaser (see Secondary Market sales charge schedule in
Appendix C) and (b) the maturities of the underlying Bonds (see Effective Sales
Charge Schedule in Appendix C). To qualify for a reduced sales charge, the dealer must confirm that the sale is to a single purchaser or is purchased for its own account and not for distribution. For these purposes, Units held in the name of the purchaser's spouse or child under 21 years of age are deemed to be purchased by a single purchaser. A trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account is also considered a single purchaser.
     In the secondary market, the Public Offering Price is further reduced depending on the maturities of the various Bonds in the Portfolio, by determining a sales charge percentage for each Bond, as stated in Effective
Sales Charge in Appendix C. The sales charges so determined, multiplied by the bid side evaluation of the Bonds, are aggregated and the total divided by the number of Units outstanding to determine the Effective Sales Charge. On any purchase, the Effective Sales Charge is multiplied by the applicable secondary market sales charge percentage (depending on the number of Units purchased) in order to determine the sales charge component of the Public Offering Price.
                                     * * *
     Employees of certain Sponsors and Sponsor affiliates and non-employee directors of Merrill Lynch & Co. Inc. may purchase Units at any time at prices including a sales charge of not less than $5 per Unit.
     Net accrued interest is added to the Public Offering Price, the Sponsors'
Repurchase Price and the Redemption Price per Unit. This represents the interest accrued on the Bonds, net of Fund expenses, from the initial date of deposit to, but not including, the settlement date for Units (less any prior distributions of interest income to investors). Bonds deposited also carry accrued but unpaid interest up to the initial date of deposit. To avoid having investors pay this additional accrued interest (which earns no return) when they purchase Units, the Trustee advances and distributes this amount to the Sponsors; it recovers this advance from interest received on the Bonds. Because of varying interest payment dates on the Bonds, accrued interest at any time will exceed the interest actually received by the Fund.

EVALUATIONS
     Evaluations are determined by the independent Evaluator on each Business
Day. This excludes Saturdays, Sundays and the following holidays as observed by the New York Stock Exchange: New Year's Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Bond evaluations are based on closing sales prices (unless the Evaluator deems these prices inappropriate). If closing sales prices are not available, the evaluation is generally determined on the basis of current bid or offer prices for the Bonds or comparable securities or by appraisal or by any combination of these methods. In the past, the bid prices of publicly offered tax-exempt issues have been lower than the offer prices by as much as 3 1/2% or more of face amount in the case of inactively traded issues and as little as 1/2 of 1% in the case of actively traded issues, but the difference between the offer and bid prices has averaged between 1 and 2% of face amount. Neither the Sponsors, the Trustee or the Evaluator will be liable for errors in the Evaluator's judgment. The fees of the Evaluator will be borne by the Fund.

CERTIFICATES
     Certificates for Units are issued upon request and may be transferred by paying any taxes or governmental charges and by complying with the requirements for redeeming Certificates (see How To Sell Units--Trustee's Redemption of
Units). Certain Sponsors collect additional charges for registering and shipping
Certificates to purchasers. Lost or mutilated Certificates can be replaced upon delivery of satisfactory indemnity and payment of costs.
                                       8

HOW TO SELL UNITS

SPONSORS' MARKET FOR UNITS
     You can sell your Units at any time without a fee. The Sponsors (although not obligated to do so) will normally buy any Units offered for sale at the repurchase price next computed after receipt of the order. The Sponsors have maintained secondary markets in Defined Asset Funds for over 20 years. Primarily because of the sales charge and fluctuations in the market value of the Bonds, the sale price may be less than the cost of your Units. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices for Units.
     The Sponsors may discontinue this market without prior notice if the supply of Units exceeds demand or for other business reasons; in that event, the Sponsors may still purchase Units at the redemption price as a service to investors. The Sponsors may reoffer or redeem Units repurchased.

TRUSTEE'S REDEMPTION OF UNITS
     You may redeem your Units by sending the Trustee a redemption request together with any certificates you hold. Certificates must be properly endorsed or accompanied by a written transfer instrument with signatures guaranteed by an eligible institution. In certain instances, additional documents may be required such as a certificate of death, trust instrument, certificate of corporate authority or appointment as executor, administrator or guardian. If the Sponsors are maintaining a market for Units, they will purchase any Units tendered at the repurchase price described above. While Defined Asset Funds Municipal Series have a declining deferred sales charge payable on redemption (see Appendix B), Municipal Investment Trust Fund has no back-end load or 12b-1 fees, so there is never a fee for cashing in your investment (see Appendix C). If they do not purchase Units tendered, the Trustee is authorized in its discretion to sell
Units in the over-the-counter market if it believes it will obtain a higher net price for the redeeming investor.
     By the seventh calendar day after tender you will be mailed an amount equal to the Redemption Price per Unit. Because of market movements or changes in the Portfolio, this price may be more or less than the cost of your Units. The
Redemption Price per Unit is computed each Business Day by adding the value of the Bonds, net accrued interest, cash and the value of any other Fund assets;
deducting unpaid taxes or other governmental charges, accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to redeem Units or for distribution to investors and the value of any other Fund liabilities; and dividing the result by the number of outstanding Units.
     For Defined Asset Funds Municipal Series, Bonds are evaluated on the offer side during the initial offering period and for at least the first three months of the Fund (even in the secondary market) and on the bid side thereafter. For
Municipal Investment Trust Fund, Bonds are evaluated on the offer side during the initial offering period and on the bid side thereafter.
     If cash is not available in the Fund's Income and Capital Accounts to pay redemptions, the Trustee may sell Bonds selected by the Agent for the Sponsors based on market and credit factors determined to be in the best interest of the Fund. These sales are often made at times when the Bonds would not otherwise be sold and may result in lower prices than might be realized otherwise and will also reduce the size and diversity of the Fund.
     Redemptions may be suspended or payment postponed if the New York Stock
Exchange is closed other than for customary weekend and holiday closings, if the SEC determines that trading on that Exchange is restricted or that an emergency exists making disposal or evaluation of the Bonds not reasonably practicable, or for any other period permitted by the SEC.

INCOME, DISTRIBUTIONS AND REINVESTMENT

INCOME
     Some of the Bonds may have been purchased on a when-issued basis or may have a delayed delivery. Since interest on these Bonds does not begin to accrue until the date of their delivery to the Fund, the Trustee's annual fee and expenses may be reduced to provide tax-exempt income to investors for this non-accrual period. If a when-issued Bond is not delivered until later than expected and the amount of the Trustee's annual fee and expenses is insufficient to cover the additional accrued interest, the Sponsors will treat the contracts as failed Bonds. The Trustee is compensated for its fee reduction by drawing on the letter of credit deposited by the
                                       9

Sponsors before the settlement date for these Bonds and depositing the proceeds in a non-interest bearing account for the Fund.
     Interest received is credited to an Income Account and other receipts to a Capital Account. A Reserve Account may be created by withdrawing from the Income and Capital Accounts amounts considered appropriate by the Trustee to reserve for any material amount that may be payable out of the Fund.

DISTRIBUTIONS
     Each Unit receives an equal share of monthly distributions of interest income net of estimated expenses. Interest on the Bonds is generally received by the Fund on a semi-annual or annual basis. Because interest on the Bonds is not received at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received. To eliminate fluctuations in the Monthly Income Distribution, the Trustee will advance amounts necessary to provide approximately equal interest distributions; it will be reimbursed, without interest, from interest received on the Bonds, but the Trustee is compensated, in part, by holding the Fund's cash balances in non-interest bearing accounts. Along with the Monthly Income Distributions, the Trustee will distribute the investor's pro rata share of principal received from any disposition of a Bond to the extent available for distribution. In addition, for Defined Asset Funds Municipal Series, distributions of amounts necessary to pay the deferred portion of the sales charge will be made from the Capital and Income Accounts to an account maintained by the Trustee for purposes of satisfying investors' sales charge obligations.
     The initial estimated annual income per Unit, after deducting estimated annual Fund expenses (and, for Defined Asset Funds Municipal Series, the portion of the deferred sales charge payable from interest income) as stated in Part A of the Prospectus, will change as Bonds mature, are called or sold or otherwise disposed of, as replacement bonds are deposited and as Fund expenses change.
Because the Portfolio is not actively managed, income distributions will generally not be affected by changes in interest rates. Depending on the financial conditions of the issuers of the Bonds, the amount of income should be substantially maintained as long as the Portfolio remains unchanged; however, optional bond redemptions or other Portfolio changes may occur more frequently when interest rates decline, which would result in early returns of principal and possibly earlier termination of the Fund.

REINVESTMENT
     Distributions will be paid in cash unless the investor elects to have distributions reinvested without sales charge in the Municipal Fund Accumulation
Program, Inc. The Program is an open-end management investment company whose investment objective is to obtain income exempt from regular federal income taxes by investing in a diversified portfolio of state, municipal and public authority bonds rated A or better or with comparable credit characteristics.
Reinvesting compounds earnings free from federal tax. Investors participating in the Program will be subject to state and local income taxes to the same extent as if the distributions had been received in cash, and most of the income on the Program is subject to state and local income taxes. For more complete information about the Program, including charges and expenses, request the Program's prospectus from the Trustee. Read it carefully before you decide to participate. Written notice of election to participate must be received by the Trustee at least ten days before the Record Day for the first distribution to which the election is to apply.

FUND EXPENSES
     Estimated annual Fund expenses are listed in Part A of the Prospectus; if actual expenses exceed the estimate, the excess will be borne by the Fund. The
Trustee's annual fee is payable in monthly installments. The Trustee also benefits when it holds cash for the Fund in non-interest bearing accounts.
Possible additional charges include Trustee fees and expenses for extraordinary services, costs of indemnifying the Trustee and the Sponsors, costs of action taken to protect the Fund and other legal fees and expenses, Fund termination expenses and any governmental charges. The Trustee has a lien on Fund assets to secure reimbursement of these amounts and may sell Bonds for this purpose if cash is not available. The Sponsors receive an annual fee of a maximum of $0.35 per $1,000 face amount to reimburse them for the cost of providing Portfolio supervisory services to the Fund. While the fee may exceed their costs of providing these services to the Fund, the total supervision fees from all
Defined Asset Funds Municipal Series will not exceed their costs for these services to all of those Series during any calendar year; and the total supervision fees from all Series of Municipal Investment Trust Fund will not exceed their costs for these services to all of those Series during any calendar year. The Sponsors may also be reimbursed for their costs of providing bookkeeping and administrative services to the Fund, currently estimated at
$0.10 per Unit. The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.
                                       10

     All expenses in establishing the Fund will be paid from the Underwriting
Account at no charge to the Fund. Sales charges on Defined Asset Funds range from under 1.0% to 5.5%. This may be less than you might pay to buy and hold a comparable managed fund. Defined Asset Funds can be a cost-effective way to purchase and hold investments. Annual operating expenses are generally lower than for managed funds. Because Defined Asset Funds have no management fees, limited transaction costs and no ongoing marketing expenses, operating expenses are generally less than 0.25% a year. When compounded annually, small differences in expense ratios can make a big difference in your investment results.

TAXES
     The following discussion addresses only the U.S. federal and certain New
York State and City income tax consequences under current law of Units held as capital assets and does not address the tax consequences of Units held by dealers, financial institutions or insurance companies or other investors with special circumstances.
     In the opinion of Davis Polk & Wardwell, special counsel for the Sponsors, under existing law:
        The Fund is not an association taxable as a corporation for federal income tax purposes. Each investor will be considered the owner of a pro rata portion of each Bond in the Fund under the grantor trust rules of
     Sections 671-679 of the Internal Revenue Code of 1986, as amended (the
     'Internal Revenue Code'). Each investor will be considered to have received the interest and accrued the original issue discount, if any, on his pro rata portion of each Bond when interest on the Bond is received or original issue discount is accrued by the Fund. The investor's basis in his Units will be equal to the cost of his Units, including any up-front sales charge.
        When an investor pays for accrued interest, the investor's confirmation of purchase will report to him the amount of accrued interest for which he paid. These investors will receive the accrued interest amount as part of their first monthly distribution. Accordingly, these investors should reduce their tax basis by the accrued interest amount after the first monthly distribution.
        An investor will recognize taxable gain or loss when all or part of his pro rata portion of a Bond is disposed of by the Fund. An investor will also be considered to have disposed of all or a portion of his pro rata portion of each Bond when he sells or redeems all or some of his Units. An investor who is treated as having acquired his pro rata portion of a Bond at a premium will be required to amortize the premium over the term of the
     Bond. The amortization is only a reduction of basis for the investor's pro rata portion of the Bond and does not result in any deduction against the investor's income. Therefore, under some circumstances, an investor may recognize taxable gain when his pro rata portion of a Bond is disposed of for an amount equal to or less than his original tax basis therefor.
        Under Section 265 of the Internal Revenue Code, a non-corporate investor is not entitled to a deduction for his pro rata share of fees and expenses of the Fund, because the fees and expenses are incurred in connection with the production of tax-exempt income. Further, if borrowed funds are used by an investor to purchase or carry Units of the Fund, interest on this indebtedness will not be deductible for federal income tax purposes. In addition, under rules used by the Internal Revenue Service, the purchase of
     Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units.
        Under the income tax laws of the State and City of New York, the Fund is not an association taxable as a corporation and income received by the Fund will be treated as the income of the investors in the same manner as for federal income tax purposes, but will not necessarily be tax-exempt.
        The foregoing discussion relates only to U.S. federal and certain aspects of New York State and City income taxes. Depending on their state of residence, investors may be subject to state and local taxation and should consult their own tax advisers in this regard.
                                    *  *  *
     In the opinion of bond counsel rendered on the date of issuance of each
Bond, the interest on each Bond is excludable from gross income under existing law for regular federal income tax purposes (except in certain circumstances depending on the investor) but may be subject to state and local taxes, and interest on some or all of the Bonds may become subject to regular federal income tax, perhaps retroactively to their date of issuance, as a result of changes in federal law or as a result of the failure of issuers (or other users of the proceeds of the Bonds) to comply with certain ongoing requirements. If the interest on a Bond should be determined to be taxable, the
                                       11

Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which the interest is determined to be taxable.
     Neither the Sponsors nor Davis Polk & Wardwell have made or will make any review of the proceedings relating to the issuance of the Bonds or the basis for these opinions and there can be no assurance that the issuer (and other users) will comply with any ongoing requirements necessary for a Bond to maintain its tax-exempt character.

RECORDS AND REPORTS
     The Trustee keeps a register of the names, addresses and holdings of all investors. The Trustee also keeps records of the transactions of the Fund, including a current list of the Bonds and a copy of the Indenture, and supplemental information on the operations of the Fund and the risks associated with the Bonds held by the Fund, which may be inspected by investors at reasonable times during business hours.
     With each distribution, the Trustee includes a statement of the interest and any other receipts being distributed. Within five days after deposit of Bonds in exchange or substitution for Bonds (or contracts) previously deposited, the Trustee will send a notice to each investor, identifying both the Bonds removed and the replacement bonds deposited. The Trustee sends each investor of record an annual report summarizing transactions in the Fund's accounts and amounts distributed during the year and Bonds held, the number of Units outstanding and the Redemption Price at year end, the interest received by the Fund on the Bonds, the gross proceeds received by the Fund from the disposition of any Bond (resulting from redemption or payment at maturity or sale of any Bond), and the fees and expenses paid by the Fund, among other matters. The
Trustee will also furnish annual information returns to each investor and to the Internal Revenue Service. Investors are required to report to the Internal
Revenue Service the amount of tax-exempt interest received during the year.
Investors may obtain copies of Bond evaluations from the Trustee to enable them to comply with federal and state tax reporting requirements. Fund accounts are audited annually by independent accountants selected by the Sponsors. Audited financial statements are available from the Trustee on request.

TRUST INDENTURE
     The Fund is a 'unit investment trust' created under New York law by a Trust
Indenture among the Sponsors, the Trustee and the Evaluator. This Prospectus
summarizes various provisions of the Indenture, but each statement is qualified in its entirety by reference to the Indenture.
     The Indenture may be amended by the Sponsors and the Trustee without consent by investors to cure ambiguities or to correct or supplement any defective or inconsistent provision, to make any amendment required by the SEC or other governmental agency or to make any other change not materially adverse to the interest of investors (as determined in good faith by the Sponsors). The
Indenture may also generally be amended upon consent of investors holding 51% of the Units. No amendment may reduce the interest of any investor in the Fund without the investor's consent or reduce the percentage of Units required to consent to any amendment without unanimous consent of investors. Investors will be notified on the substance of any amendment.
     The Trustee may resign upon notice to the Sponsors. It may be removed by investors holding 51% of the Units at any time or by the Sponsors without the consent of investors if it becomes incapable of acting or bankrupt, its affairs are taken over by public authorities, or if under certain conditions the
Sponsors determine in good faith that its replacement is in the best interest of the investors. The Evaluator may resign or be removed by the Sponsors and the
Trustee without the investors' consent. The resignation or removal of either becomes effective upon acceptance of appointment by a successor; in this case, the Sponsors will use their best efforts to appoint a successor promptly;
however, if upon resignation no successor has accepted appointment within 30 days after notification, the resigning Trustee or Evaluator may apply to a court of competent jurisdiction to appoint a successor.
     Any Sponsor may resign so long as one Sponsor with a net worth of
$2,000,000 remains and is agreeable to the resignation. A new Sponsor may be appointed by the remaining Sponsors and the Trustee to assume the duties of the resigning Sponsor. If there is only one Sponsor and it fails to perform its duties or becomes incapable of acting or bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor at reasonable rates of compensation, terminate the Indenture and liquidate the Fund or continue to act as Trustee without a Sponsor. Merrill Lynch, Pierce, Fenner &
Smith Incorporated has been appointed as Agent for the Sponsors by the other
Sponsors.
     The Sponsors, the Trustee and the Evaluator are not liable to investors or any other party for any act or omission in the conduct of their responsibilities absent bad faith, willful misfeasance, negligence (gross negligence
                                       12

in the case of a Sponsor or the Evaluator) or reckless disregard of duty. The
Indenture contains customary provisions limiting the liability of the Trustee.

MISCELLANEOUS

LEGAL OPINION
     The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the
Sponsors.

AUDITORS
     The Statement of Condition in Part A of the Prospectus was audited by Deloitte & Touche LLP, independent accountants, as stated in their opinion. It is included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

TRUSTEE
     The Trustee and its address are stated in Part A of the Prospectus. The
Trustee is subject to supervision by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and either the Comptroller of the Currency or state banking authorities.

SPONSORS
     The Sponsors are listed in Part A of the Prospectus. They may include
Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of
Merrill Lynch Co. Inc.; Smith Barney Inc., an indirect wholly-owned subsidiary of The Travelers Inc.; Prudential Securities Incorporated, an indirect wholly-owned subsidiary of the Prudential Insurance Company of America; Dean
Witter Reynolds, Inc., a principal operating subsidiary of Dean Witter Discover
& Co. and PaineWebber Incorporated, a wholly-owned subsidiary of PaineWebber
Group Inc. Each Sponsor, or one of its predecessor corporations, has acted as Sponsor of a number of series of unit investment trusts. Each Sponsor has acted as principal underwriter and managing underwriter of other investment companies.
The Sponsors, in addition to participating as members of various selling groups or as agents of other investment companies, execute orders on behalf of investment companies for the purchase and sale of securities of these companies and sell securities to these companies in their capacities as brokers or dealers in securities.

PUBLIC DISTRIBUTION
     In the initial offering period Units will be distributed to the public through the Underwriting Account and dealers who are members of the National
Association of Securities Dealers, Inc. The initial offering period is 30 days or less if all Units are sold. If some Units initially offered have not been sold, the Sponsors may extend the initial offering period for up to four additional successive 30-day periods.
     The Sponsors intend to qualify Units for sale in all states in which qualification is deemed necessary through the Underwriting Account and by dealers who are members of the National Association of Securities Dealers, Inc.;
however, Units of a State trust will be offered for sale only in the State for which the trust is named, except that Units of a New Jersey trust will also be offered in Connecticut, Units of a Florida trust will also be offered in New
York and Units of a New York trust will also be offered in Connecticut, Florida and Puerto Rico. The Sponsors do not intend to qualify Units for sale in any foreign countries and this Prospectus does not constitute an offer to sell Units in any country where Units cannot lawfully be sold. Sales to dealers and to introducing dealers, if any, will initially be made at prices which represent a concession from the Public Offering Price, but the Agent for the Sponsors reserves the right to change the rate of any concession from time to time. Any dealer or introducing dealer may reallow a concession up to the concession to dealers.

UNDERWRITERS' AND SPONSORS' PROFITS
     Upon sale of the Units, the Underwriters will be entitled to receive sales charges. The Sponsors also realize a profit or loss on deposit of the Bonds equal to the difference between the cost of the Bonds to the Fund (based on the offer side evaluation on the initial date of deposit) and the Sponsors' cost of the Bonds. In addition, a Sponsor or Underwriter may realize profits or sustain losses on Bonds it deposits in the Fund which were acquired from underwriting syndicates of which it was a member. During the initial offering period, the
Underwriting Account also may realize profits or sustain losses as a result of fluctuations after the initial date of deposit in the Public Offering Price of the Units. In maintaining a secondary market for Units, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy Units and the prices at which they resell these Units
(which include the sales charge) or the prices at which they redeem the Units.
Cash, if any,
                                       13

made available by buyers of Units to the Sponsors prior to a settlement date for the purchase of Units may be used in the Sponsors' businesses to the extent permitted by Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsors.

FUND PERFORMANCE
     Information on the performance of the Fund for various periods, on the basis of changes in Unit price plus the amount of income and principal distributions reinvested, may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective investors. Total return figures are not averaged, and may not reflect deduction of the sales charge, which would decrease the return. Average annualized return figures reflect deduction of the maximum sales charge. No provision is made for any income taxes payable.
      Past performance may not be indicative of future results. The Fund is not actively managed. Unit price and return fluctuate with the value of the Bonds in the Portfolio, so there may be a gain or loss when Units are sold.
      Fund performance may be compared to performance on the same basis (with distributions reinvested) of Moody's Municipal Bond Averages or performance data from publications such as Lipper Analytical Services, Inc., Morningstar
Publications, Inc., Money Magazine, The New York Times, U.S. News and World
Report, Barron's Business Week, CDA Investment Technology, Inc., Forbes Magazine or Fortune Magazine. As with other performance data, performance comparisons should not be considered representative of the Fund's relative performance for any future period.

DEFINED ASSET FUNDS
     Municipal Investment Trust Funds have provided investors with tax-free income for more than 30 years. For decades informed investors have purchased unit investment trusts for dependability and professional selection of investments. Defined Asset Funds' philosophy is to allow investors to 'buy with knowledge' (because, unlike managed funds, the portfolio of municipal bonds and the return are relatively fixed) and 'hold with confidence' (because the portfolio is professionally selected and regularly reviewed). Defined Asset
Funds offers an array of simple and convenient investment choices, suited to fit a wide variety of personal financial goals--a buy and hold strategy for capital accumulation, such as for children's education or retirement, or attractive, regular current income consistent with the preservation of principal. Tax-exempt income can help investors keep more today for a more secure financial future. It can also be important in planning because tax brackets may increase with higher earnings or changes in tax laws. Unit investment trusts are particularly suited for the many investors who prefer to seek long-term income by purchasing sound investments and holding them, rather than through active trading. Few individuals have the knowledge, resources or capital to buy and hold a diversified portfolio on their own; it would generally take a considerable sum of money to obtain the breadth and diversity that Defined Asset Funds offer.
One's investment objectives may call for a combination of Defined Asset Funds.
     One of the most important investment decisions you face may be how to allocate your investments among asset classes. Diversification among different kinds of investments can balance the risks and rewards of each one. Most investment experts recommend stocks for long-term capital growth. Long-term corporate bonds offer relatively high rates of interest income. By purchasing both defined equity and defined bond funds, investors can receive attractive current income, as well as growth potential, offering some protection against inflation. From time to time various advertisements, sales literature, reports and other information furnished to current or prospective investors may present the average annual compounded rate of return of selected asset classes over various periods of time, compared to the rate of inflation over the same periods.

EXCHANGE OPTION--MUNICIPAL INVESTMENT TRUST FUND ONLY.
     You may exchange Fund Units for units of certain other Defined Asset Funds subject only to a reduced sales charge. You may exchange your units of any
Select Ten Portfolio, of any other Defined Asset Fund with a regular maximum sales charge of at least 3.50%, or of any unaffiliated unit trust with a regular maximum sales charge of at least 3.0%, for Units of this Fund at their relative net asset values, subject only to a reduced sales charge, or to any remaining
Deferred Sales Charge, as applicable.
     To make an exchange, you should contact your financial professional to find out what suitable Exchange Funds are available and to obtain a prospectus. You may acquire units of only those Exchange Funds in which the Sponsors are maintaining a secondary market and which are lawfully for sale in the state where you reside. Except for the reduced sales charge, an exchange is a taxable event normally requiring recognition of any gain or loss on the units exchanged.
However, the Internal Revenue Service may seek to disallow a loss if the portfolio of the
                                       14

units acquired is not materially different from the portfolio of the units exchanged; you should consult your own tax advisor. If the proceeds of units exchanged are insufficient to acquire a whole number of Exchange Fund units, you may pay the difference in cash (not exceeding the price of a single unit acquired).
     As the Sponsors are not obligated to maintain a secondary market in any series, there can be no assurance that units of a desired series will be available for exchange. The Exchange Option may be amended or terminated at any time without notice.

SUPPLEMENTAL INFORMATION
     Upon written or telephonic request to the Trustee shown in Part A of this
Prospectus, investors will receive at no cost to the investor supplemental information about the Fund, which has been filed with the SEC and is hereby incorporated by reference. The supplemental information includes more detailed risk factor disclosure about the types of Bonds that may be part of the Fund's
Portfolio, general risk disclosure concerning any letters of credit or insurance securing certain Bonds, and general information about the structure and operation of the Fund.
                                       15

                                   APPENDIX A
DESCRIPTION OF RATINGS (AS DESCRIBED BY THE RATING COMPANIES THEMSELVES)
STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW-HILL, INC.
     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.
     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
     BB, B, CCC, CC--Debt rated BB, B, CCC and CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
     The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
     A provisional rating, indicated by 'p' following a rating, assumes the successful completion of the project being financed by the issuance of the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.
This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.
     NR--Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.
MOODY'S INVESTORS SERVICE, INC.
     Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge'. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                      a-1

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Rating symbols may include numerical modifiers 1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end, of the generic category. These modifiers of rating symbols give investors a more precise indication of relative debt quality in each of the historically defined categories.
     Conditional ratings, indicated by 'Con.', are sometimes given when the security for the bond depends upon the completion of some act or the fulfillment of some condition. Such bonds are given a conditional rating that denotes their probable credit stature upon completion of that act or fulfillment of that condition.
     NR--Should no rating be assigned, the reason may be one of the following:
(a) an application for rating was not received or accepted; (b) the issue or issuer belongs to a group of securities that are not rated as a matter of policy; (c) there is a lack of essential data pertaining to the issue or issuer or (d) the issue was privately placed, in which case the rating is not published in Moody's publications.
FITCH INVESTORS SERVICE, INC.
     AAA--These bonds are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
     AA--These bonds are considered to be investment grade and of high quality.
The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.
     A--These bonds are considered to be investment grade and of good quality.
The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
     BBB--These bonds are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however are more likely to weaken this ability than bonds with higher ratings.
     A '+' or a '-' sign after a rating symbol indicates relative standing in its rating.
DUFF & PHELPS CREDIT RATING CO.
     AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
     AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic condtions.
     A--Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.
     A '+' or a '-' sign after a rating symbol indicates relative standing in its rating.
                                      a-2

                                   APPENDIX B
        SALES CHARGE SCHEDULES FOR DEFINED ASSET FUNDS, MUNICIPAL SERIES

     DEFERRED AND UP-FRONT SALES CHARGES. Units purchased during the first year of the Fund will be subject to periodic deferred and contingent deferred sales charges. Units purchased in the second through fifth year will be subject to an up-front sales charge as well as periodic deferred and contingent deferred sales charges. Units purchased thereafter will be subject only to an up-front sales charge. During the first five years of the Fund, a fixed periodic deferred sales charge of $2.75 per Unit is payable on 20 quarterly payment dates occurring on the 10th day of February, May, August and November, commencing no earlier than 45 days after the initial date of deposit. Investors purchasing Units on the initial date of deposit and holding for at least five years, for example, would incur total periodic deferred sales charges of $55.00 per Unit. Because of the time value of money, however, as of the initial date of deposit this periodic deferred sales charge obligation would, at current interest rates, equate to an up-front sales charge of approximately 4.75%.
     On the Fund's initial offering date, the Public Offering Price per Unit will be $1,000. Subsequently, the Public Offering Price per Unit will fluctuate.
As the periodic deferred sales charge is a fixed dollar amount irrespective of the Public Offering Price, it will represent a varying percentage of the Public
Offering Price. An up-front sales charge will be imposed on all unit purchases after the first year of the Fund. The following table illustrates the combined maximum up-front and periodic deferred sales charges that would be incurred by an investor who purchases Units at the beginning of each of the first five years of the Fund (based on a constant Unit price) and holds them through the fifth year of the Fund:

                                                                                                           TOTAL
                                                     UP-FRONT SALES CHARGE            MAXIMUM      UP-FRONT AND PERIODIC
                     -----------------------------------------------------------        AMOUNT      DEFERRED SALES
  YEAR OF UNIT       AS PERCENT OF PUBLIC   AS PERCENT OF NET      AMOUNT PER     DEFERRED PER             CHARGES
      PURCHASE        OFFERING PRICE        AMOUNT INVESTED      $1,000 INVESTED  $1,000 INVESTED  PER $1,000 INVESTED
-------------------  ---------------------  -------------------  ---------------  ---------------  ---------------------
             1                  None                  None               None        $   55.00           $   55.00
             2                  1.10%                 1.11%         $   11.00            44.00               55.00
             3                  2.20                  2.25              22.00            33.00               55.00
             4                  3.30                  3.41              33.00            22.00               55.00
             5                  4.40                  4.60              44.00            11.00               55.00

     CONTINGENT DEFERRED SALES CHARGE. Units redeemed or repurchased within 4 years after the Fund's initial date of deposit will not only incur the periodic deferred sales charge until the quarter of redemption or repurchase but will also be subject to a contingent deferred sales charge:

  YEAR SINCE FUND'S
   INITIAL DATE OF     CONTINGENT DEFERRED
       DEPOSIT         SALES CHARGE PER UNIT
---------------------  ---------------------
1                            $   25.00
2                                15.00
3                                10.00
4                                 5.00
5 and thereafter                  None

     The contingent deferred sales charge is waived on any redemption or repurchase of Units after the death (including the death of a single joint tenant with rights of survivorship) or disability (as defined in the Internal Revenue Code) of an investor, provided the redemption or repurchase is requested within one year of the death or initial determination of disability. The Sponsors may require receipt of satisfactory proof of disability before releasing the portion of the proceeds representing the amount of the contingent deferred sales charge waived.
     To assist investors in understanding the total costs of purchasing units during the first four years of the Fund and disposing of those units by the fifth year, the following tables set forth the maximum combined up-front, periodic and contingent deferred sales charges that would be incurred (assuming a constant Unit price) by an investor:

                    UNITS PURCHASED ON INITIAL OFFERING DATE

  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             1                  None            $   11.00           $   25.00            $   36.00
             2                  None                22.00               15.00                37.00
             3                  None                33.00               10.00                43.00
             4                  None                44.00                5.00                49.00
             5                  None                55.00                0.00                55.00

                                      b-1

                  UNITS PURCHASED ON FIRST ANNIVERSARY OF FUND

  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             2             $   11.00            $   11.00           $   15.00            $   37.00
             3                 11.00                22.00               10.00                43.00
             4                 11.00                33.00                5.00                49.00
             5                 11.00                44.00                0.00                55.00
                 UNITS PURCHASED ON SECOND ANNIVERSARY OF FUND

  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             3             $   22.00            $   11.00           $   10.00            $   43.00
             4                 22.00                22.00                5.00                49.00
             5                 22.00                33.00                0.00                55.00
                  UNITS PURCHASED ON THIRD ANNIVERSARY OF FUND

  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             4             $   33.00            $   11.00           $    5.00            $   49.00
             5                 33.00                22.00                0.00                55.00

                 UNITS PURCHASED ON FOURTH ANNIVERSARY OF FUND

  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             5             $   44.00            $   11.00           $    0.00            $   55.00

                                   APPENDIX C
           SALES CHARGE SCHEDULES FOR MUNICIPAL INVESTMENT TRUST FUND
                                INITIAL OFFERING

                                                      SALES CHARGE
                                       (GROSS UNDERWRITING PROFIT)
                                     ----------------------------------
                                      AS PERCENT OF       AS PERCENT OF  DEALER CONCESSION AS   PRIMARY MARKET
                                     OFFER SIDE PUBLIC     NET AMOUNT    PERCENT OF PUBLIC       CONCESSION TO
NUMBER OF UNITS                      OFFERING PRICE          INVESTED     OFFERING PRICE        INTRODUCING DEALERS
-----------------------------------  -------------------  -------------  ---------------------  -------------------

           MONTHLY PAYMENT SERIES, MULTISTATE SERIES, INSURED SERIES
Less than 250......................            4.50%            4.712%             2.925%            $   32.40
250 - 499..........................            3.50             3.627              2.275                 25.20
500 - 749..........................            3.00             3.093              1.950                 21.60
750 - 999..........................            2.50             2.564              1.625                 18.00
1,000 or more......................            2.00             2.041              1.300                 14.40
                   INTERMEDIATE SERIES (TEN YEAR MATURITIES)
Less than 250......................            4.00%            4.167%             2.600%            $   28.80
250 - 499..........................            3.00             3.093              1.950                 21.60
500 - 749..........................            2.50             2.564              1.625                 18.00
750 - 999..........................            2.00             2.041              1.300                 14.40
1,000 or more......................            1.50             1.523              0.975                 10.00
              INTERMEDIATE SERIES (SHORT INTERMEDIATE MATURITIES)
Less than 250......................            2.75%            2.828%             1.788%            $   19.80
250 - 499..........................            2.25             2.302              1.463                 16.20
500 - 749..........................            1.75             1.781              1.138                 12.60
750 - 999..........................            1.25             1.266              0.813                  9.00
1,000 or more......................            1.00             1.010              0.650                  7.20

                                SECONDARY MARKET

                   ACTUAL SALES CHARGE AS     DEALER CONCESSION AS
                   PERCENT OF EFFECTIVE       PERCENT OF EFFECTIVE
 NUMBER OF UNITS        SALES CHARGE               SALES CHARGE
-----------------  -------------------------  -------------------------
1-249                            100%                        65%
250-499                           80                         52
500-749                           60                         39
750-999                           45                      29.25
1,000 or more                     35                      22.75

                             EFFECTIVE SALES CHARGE

                               AS PERCENT       AS PERCENT
          TIME TO             OF BID SIDE        OF PUBLIC
          MATURITY             EVALUATION    OFFERING PRICE
----------------------------  -------------  -----------------
Less than six months                    0%               0%
Six months to 1 year                0.756             0.75
Over 1 year to 2 years              1.523             1.50
Over 2 years to 4 years             2.564             2.50
Over 4 years to 8 years             3.627             3.50
Over 8 years to 15 years            4.712             4.50
Over 15 years                       5.820             5.50

     For this purpose, a Bond will be considered to mature on its stated maturity date unless it has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier date, or is subject to a mandatory tender, in which case the earlier date will be considered the maturity date.
                                      c-1

PROSPECTUS FORMAT

     This prospectus consists of a Part A, this Part B and for certain State Trusts, an additional Part C. The Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

     No person is authorized to give any information or to make any representations with respect to this investment company not contained in the Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized. The Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                                                                 15900--2/95

                                                  DEFINED
                             ASSET FUNDSSM


SPONSORS:                               MUNICIPAL INVESTMENT
Merrill Lynch,                          TRUST FUND
Pierce, Fenner & Smith Incorporated     Multistate Series 9D
Defined Asset Funds                     (Unit Investment Trusts)
P.O. Box 9051                           PROSPECTUS PART A
Princeton, N.J. 08543-9051              This Prospectus consists of a Part A and
(609) 282-8500                          a Part B. The Prospectus does not
Smith Barney Inc.                       contain all of the information with
Unit Trust Department                   respect to the investment company set
388 Greenwich Street--23rd Floor        forth in its registration statement and
New York, NY 10013                      exhibits relating thereto which have
1-800-223-2532                          been filed with the Securities and
PaineWebber Incorporated                Exchange Commission, Washington, D.C.
1200 Harbor Boulevard                   under the Securities Act of 1933 and the
Weehawken, N.J. 07087                   Investment Company Act of 1940, and to
(201) 902-3000                          which reference is hereby made.
Prudential Securities Incorporated      No person is authorized to give any
One Seaport Plaza                       information or to make any
199 Water Street                        representations with respect to this
New York, N.Y. 10292                    investment company not contained in its
(212) 776-1000                          registration statement and exhibits
Dean Witter Reynolds Inc.               relating thereto; and any information or
Two World Trade Center--59th Floor      representation not contained therein
New York, N.Y. 10048                    must not be relied upon as having been
(212) 392-2222                          authorized. This Prospectus does not
EVALUATOR:                              constitute an offer to sell, or a
Kenny S&P Evaluation Services,          solicitation of an offer to buy,
a division of J. J. Kenny Co., Inc.     securities in any state to any person to
65 Broadway                             whom it is not lawful to make such offer
New York, N.Y. 10006                    in such state.
TRUSTEE:
The Bank of New York
(a New York Banking Corporation)
Unit Investment Trust Department
P.O. Box 974
Wall Street Station
New York, N.Y. 10268-0974
1-800-221-7771


                                                     13850--10/95

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to Amendment No. 1 to the Registration Statement of Municipal
        Investment Trust Fund, Insured Series--226, 1933 Act File No. 33-61281).

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES 9D

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, DEFINED ASSET FUNDS--MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES 9D, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 4TH DAY OF OCTOBER, 1995.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Merrill Lynch, Pierce,            have been filed
  Fenner & Smith Incorporated:                                under
                                                              Form SE and the
                                                              following 1933 Act
                                                              File
                                                              Number: 33-43466
                                                              and 33-51607


      HERBERT M. ALLISON, JR.
      BARRY S. FREIDBERG
      EDWARD L. GOLDBERG
      STEPHEN L. HAMMERMAN
      JEROME P. KENNEY
      DAVID H. KOMANSKY
      DANIEL T. NAPOLI
      THOMAS H. PATRICK
      JOHN L. STEFFENS
      DANIEL P. TULLY
      ROGER M. VASEY
      ARTHUR H. ZEIKEL
      By
       ERNEST V. FABIO
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Number:
                                                              33-41631


      ALAN D. HOGAN
      GEORGE A. MURRAY
      LELAND B. PATON
      HARDWICK SIMMONS
      By
       WILLIAM W. HUESTIS
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                               SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Smith Barney Inc.:                have been filed
                                                              under the 1933 Act
                                                              File Number:
                                                              33-49753 and
                                                              33-51607


      STEVEN D. BLACK
      JAMES BOSHART III
      ROBERT A. CASE
      JAMES DIMON
      ROBERT DRUSKIN
      ROBERT F. GREENHILL
      JEFFREY LANE
      JACK L. RIVKIN

      By GINA LEMON
       (As authorized signatory for
       Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Number: 33-17085
  Reynolds Inc.:


      NANCY DONOVAN
      CHARLES A. FIUMEFREDDO
      JAMES F. HIGGINS
      STEPHEN R. MILLER
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Executive Committee of the Board      the following 1933 Act File
  of Directors of PaineWebber               Number: 33-55073
  Incorporated:


      JOSEPH J. GRANO, JR.
      DONALD B. MARRON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)